UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

July 31, 2011

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
COMMON STOCKS — 59.2%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	40,471	$ 2,757,694
Northrop Grumman Corp.	39,842	2,410,839
United Technologies Corp.	48,872	4,048,557
		9,217,090
AIR FREIGHT & LOGISTICS — 0.6%
United Parcel Service, Inc., Class B	42,862	2,966,908
AUTO COMPONENTS — 0.4%
TRW Automotive Holdings Corp.(1)	40,280	2,032,932
AUTOMOBILES — 0.5%
Ford Motor Co.(1)	190,502	2,326,029
BEVERAGES — 1.5%
Coca-Cola Co. (The)	27,359	1,860,686
Coca-Cola Enterprises, Inc.	52,729	1,482,212
Constellation Brands, Inc., Class A(1)	78,260	1,595,721
Dr Pepper Snapple Group, Inc.	62,809	2,371,668
PepsiCo, Inc.	8,559	548,118
		7,858,405
BIOTECHNOLOGY — 1.1%
Amgen, Inc.(1)	41,763	2,284,436
Biogen Idec, Inc.(1)	31,731	3,232,437
Cubist Pharmaceuticals, Inc.(1)	11,425	388,107
		5,904,980
CAPITAL MARKETS — 0.9%
Ameriprise Financial, Inc.	25,937	1,403,191
Bank of New York Mellon Corp. (The)	43,607	1,094,972
Legg Mason, Inc.	77,902	2,291,877
		4,790,040
CHEMICALS — 1.3%
Eastman Chemical Co.	17,346	1,675,450
Monsanto Co.	35,861	2,635,066
PPG Industries, Inc.	28,352	2,387,239
		6,697,755
COMMERCIAL BANKS — 1.7%
Commerce Bancshares, Inc.	16,659	681,520
M&T Bank Corp.	2,301	198,438
PNC Financial Services Group, Inc.	21,236	1,152,902
U.S. Bancorp.	41,245	1,074,845
Wells Fargo & Co.	205,517	5,742,145
		8,849,850
COMMUNICATIONS EQUIPMENT — 0.4%
Brocade Communications Systems, Inc.(1)	38,547	211,237
Cisco Systems, Inc.	29,376	469,135
Motorola Solutions, Inc.(1)	27,001	1,212,075
		1,892,447
COMPUTERS & PERIPHERALS — 2.4%
Apple, Inc.(1)	19,900	7,770,552
Dell, Inc.(1)	201,844	3,277,947

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
NetApp, Inc.(1)	18,691	$ 888,196
SanDisk Corp.(1)	5,897	250,799
		12,187,494
CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	36,860	2,341,716
KBR, Inc.	50,823	1,811,840
URS Corp.(1)	7,912	323,047
		4,476,603
CONSUMER FINANCE — 1.1%
American Express Co.	47,335	2,368,644
Capital One Financial Corp.	39,549	1,890,442
Cash America International, Inc.	26,222	1,467,383
		5,726,469
DIVERSIFIED CONSUMER SERVICES — 0.7%
Career Education Corp.(1)	2,317	52,573
ITT Educational Services, Inc.(1)	29,974	2,567,872
Weight Watchers International, Inc.	12,588	971,668
		3,592,113
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	64,388	625,208
Citigroup, Inc.	24,906	954,896
JPMorgan Chase & Co.	51,543	2,084,914
McGraw-Hill Cos., Inc. (The)	30,079	1,251,286
		4,916,304
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	197,394	5,775,749
Verizon Communications, Inc.	142,590	5,032,001
		10,807,750
ELECTRIC UTILITIES — 0.5%
Entergy Corp.	35,082	2,343,477
FirstEnergy Corp.	3,978	177,618
		2,521,095
ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.	14,651	719,218
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Anixter International, Inc.	25	1,561
Vishay Intertechnology, Inc.(1)	136,429	1,878,627
		1,880,188
ENERGY EQUIPMENT & SERVICES — 1.1%
Core Laboratories NV	7,814	849,226
Diamond Offshore Drilling, Inc.	10,624	720,626
Halliburton Co.	15,190	831,349
Helix Energy Solutions Group, Inc.(1)	13,385	262,078
Schlumberger Ltd.	9,216	832,850
SEACOR Holdings, Inc.	21,804	2,188,249
Transocean Ltd.	786	48,386
		5,732,764
FOOD & STAPLES RETAILING — 0.7%
Walgreen Co.	75,767	2,957,944
Wal-Mart Stores, Inc.	11,746	619,131
		3,577,075

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
FOOD PRODUCTS — 1.3%
H.J. Heinz Co.	32,982	$ 1,736,172
Hershey Co. (The)	40,459	2,283,506
Smithfield Foods, Inc.(1)	69,834	1,537,745
Tyson Foods, Inc., Class A	80,442	1,412,562
		6,969,985
GAS UTILITIES(2)
WGL Holdings, Inc.	6,313	245,008
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Baxter International, Inc.	2,458	142,982
Hill-Rom Holdings, Inc.	1,902	70,926
Kinetic Concepts, Inc.(1)	9,175	614,174
Zimmer Holdings, Inc.(1)	38,957	2,338,199
		3,166,281
HEALTH CARE PROVIDERS & SERVICES — 1.6%
AMERIGROUP Corp.(1)	4,900	269,500
Humana, Inc.	30,506	2,275,138
Magellan Health Services, Inc.(1)	9,814	511,309
UnitedHealth Group, Inc.	75,443	3,744,236
WellCare Health Plans, Inc.(1)	37,753	1,655,469
		8,455,652
HOTELS, RESTAURANTS & LEISURE — 0.2%
Brinker International, Inc.	12,925	310,458
McDonald's Corp.	6,910	597,577
		908,035
HOUSEHOLD DURABLES(2)
Garmin Ltd.	6,062	197,803
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.	2,830	238,795
Procter & Gamble Co. (The)	40,594	2,496,125
		2,734,920
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	87,684	1,079,390
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	9,989	870,441
General Electric Co.	340,278	6,094,379
		6,964,820
INSURANCE — 2.7%
ACE Ltd.	25,946	1,737,863
Allied World Assurance Co. Holdings AG	23,462	1,277,506
American Financial Group, Inc.	48,671	1,653,841
Berkshire Hathaway, Inc., Class B(1)	19,443	1,442,087
Chubb Corp. (The)	7,951	496,778
Horace Mann Educators Corp.	1,483	21,592
Principal Financial Group, Inc.	78,905	2,180,145
Progressive Corp. (The)	41,476	816,248
Prudential Financial, Inc.	58,770	3,448,624
Travelers Cos., Inc. (The)	15,482	853,523
		13,928,207
INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc.	9,443	299,249

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
priceline.com, Inc.(1)	917	$ 493,025
		792,274
INTERNET SOFTWARE & SERVICES — 0.8%
Ancestry.com, Inc.(1)	16,549	589,310
Google, Inc., Class A(1)	5,920	3,573,845
		4,163,155
IT SERVICES — 3.1%
Accenture plc, Class A	49,304	2,915,838
Alliance Data Systems Corp.(1)	15,305	1,505,094
Global Payments, Inc.	15,660	742,441
International Business Machines Corp.	44,685	8,125,967
Visa, Inc., Class A	34,721	2,970,034
		16,259,374
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc.	19,369	2,296,195
LIFE SCIENCES TOOLS & SERVICES(2)
Agilent Technologies, Inc.(1)	4,456	187,865
MACHINERY — 0.9%
Caterpillar, Inc.	9,666	954,904
Dover Corp.	29,995	1,813,798
Parker Hannifin Corp.	12,801	1,011,535
Sauer-Danfoss, Inc.(1)	16,712	793,820
		4,574,057
MEDIA — 2.4%
Comcast Corp., Class A	139,159	3,342,599
DirecTV, Class A(1)	53,822	2,727,699
DISH Network Corp., Class A(1)	67,393	1,996,855
Interpublic Group of Cos., Inc. (The)	106,419	1,043,970
Time Warner, Inc.	88,772	3,121,224
		12,232,347
METALS & MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	68,300	3,617,168
Newmont Mining Corp.	49,020	2,726,002
		6,343,170
MULTILINE RETAIL — 0.8%
Dillard's, Inc., Class A	21,378	1,202,726
Kohl's Corp.	12,101	662,046
Macy's, Inc.	78,027	2,252,639
		4,117,411
MULTI-UTILITIES — 0.7%
Ameren Corp.	45,567	1,313,241
DTE Energy Co.	1,575	78,498
Integrys Energy Group, Inc.	40,742	2,045,656
		3,437,395
OIL, GAS & CONSUMABLE FUELS — 6.9%
Chevron Corp.	77,179	8,028,160
ConocoPhillips	68,831	4,955,144
Exxon Mobil Corp.	144,791	11,552,874
Marathon Oil Corp.	59,598	1,845,750
Marathon Petroleum Corp.(1)	27,676	1,211,932
Murphy Oil Corp.	2,437	156,504

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Occidental Petroleum Corp.	42,935	$ 4,215,358
Valero Energy Corp.	93,177	2,340,606
W&T Offshore, Inc.	63,302	1,715,484
		36,021,812
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	25,074	2,004,666
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	6,018	631,348
Herbalife Ltd.	35,926	2,001,797
Nu Skin Enterprises, Inc., Class A	32,725	1,228,497
		3,861,642
PHARMACEUTICALS — 3.8%
Abbott Laboratories	58,382	2,996,164
Bristol-Myers Squibb Co.	34,597	991,550
Eli Lilly & Co.	99,398	3,806,943
Johnson & Johnson	114,232	7,401,091
Merck & Co., Inc.	20,561	701,747
Pfizer, Inc.	206,523	3,973,503
		19,870,998
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Rayonier, Inc.	33,166	2,137,549
Simon Property Group, Inc.	2,635	317,544
		2,455,093
ROAD & RAIL(2)
Union Pacific Corp.	1,208	123,796
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Altera Corp.	7,967	325,691
Applied Materials, Inc.	36,330	447,586
Intel Corp.	256,173	5,720,343
LSI Corp.(1)	24,631	181,284
Micron Technology, Inc.(1)	86,356	636,444
Teradyne, Inc.(1)	149,556	2,017,510
		9,328,858
SOFTWARE — 2.8%
Cadence Design Systems, Inc.(1)	181,260	1,872,416
Electronic Arts, Inc.(1)	13,767	306,316
Intuit, Inc.(1)	19,106	892,250
Microsoft Corp.	283,374	7,764,448
Oracle Corp.	64,629	1,976,355
Symantec Corp.(1)	89,573	1,707,261
		14,519,046
SPECIALTY RETAIL — 0.5%
AutoZone, Inc.(1)	3,498	998,504
Bed Bath & Beyond, Inc.(1)	29,893	1,748,442
		2,746,946
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
VF Corp.	20,545	2,399,656

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
TOBACCO — 1.2%
Philip Morris International, Inc.	87,302	$ 6,213,283
TOTAL COMMON STOCKS
(Cost $258,092,403)		307,272,649
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 12.4%
FHLMC, 7.00%, 10/1/12(4)	$ 17,121	17,692
FHLMC, 4.50%, 1/1/19(4)	911,955	977,502
FHLMC, 6.50%, 1/1/28(4)	65,331	74,813
FHLMC, 5.50%, 12/1/33(4)	591,532	646,222
FHLMC, 5.50%, 1/1/38(4)	1,408,938	1,532,158
FHLMC, 6.00%, 8/1/38(4)	313,652	346,131
FHLMC, 4.00%, 4/1/41	1,488,284	1,516,853
FHLMC, 6.50%, 7/1/47(4)	55,539	61,717
FNMA, 7.50%, 11/1/11(4)	3,874	3,890
FNMA, 6.50%, 5/1/13(4)	1,266	1,323
FNMA, 6.50%, 5/1/13(4)	2,318	2,402
FNMA, 6.50%, 6/1/13(4)	317	332
FNMA, 6.50%, 6/1/13(4)	3,672	3,837
FNMA, 6.50%, 6/1/13(4)	5,181	5,414
FNMA, 6.50%, 6/1/13(4)	8,213	8,582
FNMA, 6.00%, 1/1/14(4)	24,582	26,670
FNMA, 6.00%, 4/1/14(4)	90,802	98,516
FNMA, 4.50%, 5/1/19(4)	316,507	339,552
FNMA, 4.50%, 5/1/19(4)	753,161	808,001
FNMA, 5.00%, 9/1/20(4)	1,467,654	1,587,982
FNMA, 6.50%, 1/1/28(4)	24,481	27,933
FNMA, 6.50%, 1/1/29(4)	82,712	94,372
FNMA, 7.50%, 7/1/29(4)	121,138	142,270
FNMA, 7.50%, 9/1/30(4)	44,151	51,824
FNMA, 5.00%, 7/1/31	2,093,392	2,246,167
FNMA, 6.50%, 9/1/31(4)	69,962	79,825
FNMA, 7.00%, 9/1/31(4)	18,515	21,492
FNMA, 6.50%, 1/1/32(4)	120,467	136,847
FNMA, 7.00%, 6/1/32(4)	286,568	332,204
FNMA, 6.50%, 8/1/32(4)	111,893	127,107
FNMA, 5.50%, 6/1/33(4)	587,145	641,338
FNMA, 5.50%, 7/1/33(4)	841,937	919,647
FNMA, 5.50%, 8/1/33(4)	887,674	969,605
FNMA, 5.50%, 9/1/33(4)	625,893	683,662
FNMA, 5.00%, 11/1/33(4)	2,595,894	2,786,559
FNMA, 5.50%, 1/1/34(4)	3,181,068	3,468,003
FNMA, 4.50%, 9/1/35(4)	2,235,546	2,350,417
FNMA, 5.00%, 2/1/36(4)	2,724,425	2,922,828
FNMA, 5.50%, 4/1/36(4)	1,085,555	1,185,072
FNMA, 5.50%, 5/1/36(4)	2,162,939	2,361,225
FNMA, 5.50%, 2/1/37(4)	685,264	744,658
FNMA, 6.00%, 7/1/37	4,759,983	5,260,312
FNMA, 6.50%, 8/1/37(4)	655,589	722,297
FNMA, 4.50%, 9/1/40	7,169,834	7,504,640
FNMA, 4.00%, 1/1/41	2,261,607	2,304,744
FNMA, 4.50%, 1/1/41	2,061,348	2,156,961

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
FNMA, 4.50%, 2/1/41	$ 2,083,658	$ 2,178,678
FNMA, 4.50%, 7/1/41	1,246,028	1,304,213
FNMA, 6.50%, 6/1/47(4)	57,832	63,591
FNMA, 6.50%, 8/1/47(4)	150,316	165,282
FNMA, 6.50%, 8/1/47(4)	234,017	257,316
FNMA, 6.50%, 9/1/47(4)	16,799	18,472
FNMA, 6.50%, 9/1/47(4)	68,402	75,212
FNMA, 6.50%, 9/1/47(4)	106,355	116,944
FNMA, 6.50%, 9/1/47(4)	436,820	480,312
GNMA, 7.00%, 4/20/26(4)	127,249	147,690
GNMA, 7.50%, 8/15/26(4)	69,012	80,855
GNMA, 7.00%, 2/15/28(4)	16,456	19,215
GNMA, 7.50%, 2/15/28(4)	34,538	40,592
GNMA, 7.00%, 12/15/28(4)	37,174	43,406
GNMA, 7.00%, 5/15/31(4)	138,244	161,793
GNMA, 5.50%, 11/15/32(4)	766,883	853,571
GNMA, 4.00%, 1/20/41	6,127,937	6,334,194
GNMA, 4.50%, 5/20/41	2,290,668	2,440,784
GNMA, 4.50%, 6/15/41	1,248,148	1,333,844
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $60,777,826)		64,417,562
CORPORATE BONDS — 11.6%
AEROSPACE & DEFENSE — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19(4)	250,000	263,460
Raytheon Co., 4.40%, 2/15/20(4)	110,000	117,056
United Technologies Corp., 6.05%, 6/1/36(4)	454,000	531,893
United Technologies Corp., 5.70%, 4/15/40(4)	90,000	101,582
		1,013,991
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(4)	260,000	339,406
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	250,000	314,443
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(4)	60,000	62,171
PepsiCo, Inc., 4.875%, 11/1/40(4)	50,000	51,115
		767,135
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(4)	100,000	98,658
Amgen, Inc., 4.10%, 6/15/21(4)	100,000	102,921
		201,579
CAPITAL MARKETS — 1.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(4)	330,000	381,934
Credit Suisse (New York), 5.50%, 5/1/14(4)	200,000	220,544
Credit Suisse (New York), 6.00%, 2/15/18(4)	100,000	108,272
Credit Suisse (New York), 5.30%, 8/13/19(4)	230,000	248,503
Deutsche Bank AG (London), 4.875%, 5/20/13(4)	330,000	349,796
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	190,000	200,778
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(4)	825,000	836,670
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	900,000	1,065,007
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(4)	100,000	100,768
Jefferies Group, Inc., 5.125%, 4/13/18	160,000	163,276

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Korea Development Bank, 3.25%, 3/9/16(4)	$ 130,000	$ 131,923
Korea Development Bank, 4.00%, 9/9/16(4)	110,000	115,343
Morgan Stanley, 4.20%, 11/20/14(4)	200,000	208,144
Morgan Stanley, 6.625%, 4/1/18(4)	410,000	457,064
Morgan Stanley, 5.625%, 9/23/19(4)	250,000	261,295
Morgan Stanley, 5.50%, 7/24/20(4)	200,000	206,238
Morgan Stanley, 5.75%, 1/25/21(4)	250,000	263,762
UBS AG (Stamford Branch), 2.25%, 8/12/13(4)	100,000	101,532
UBS AG (Stamford Branch), 5.875%, 12/20/17(4)	380,000	425,085
		5,845,934
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	210,000	240,188
Dow Chemical Co. (The), 5.90%, 2/15/15(4)	110,000	125,513
Dow Chemical Co. (The), 2.50%, 2/15/16(4)	110,000	111,321
Rohm & Haas Co., 5.60%, 3/15/13(4)	240,000	256,837
		733,859
COMMERCIAL BANKS — 0.7%
Barclays Bank plc, 5.00%, 9/22/16(4)	200,000	216,377
BB&T Corp., 5.70%, 4/30/14(4)	60,000	66,940
BB&T Corp., 3.20%, 3/15/16	190,000	196,702
BNP Paribas SA, 3.60%, 2/23/16(4)	130,000	132,323
Fifth Third Bancorp., 6.25%, 5/1/13(4)	170,000	183,636
Fifth Third Capital Trust IV, VRN, 6.50%, 4/15/17(4)	100,000	98,000
HSBC Bank plc, 3.50%, 6/28/15(4)(5)	140,000	145,676
HSBC Bank plc, 3.10%, 5/24/16(4)(5)	100,000	101,406
HSBC Holdings plc, 5.10%, 4/5/21	120,000	126,330
HSBC Holdings plc, 6.80%, 6/1/38(4)	80,000	85,975
Huntington Bancshares, Inc., 7.00%, 12/15/20(4)	30,000	34,556
National Australia Bank Ltd., 2.75%, 9/28/15(4)(5)	100,000	101,990
PNC Bank N.A., 6.00%, 12/7/17(4)	290,000	331,788
PNC Funding Corp., 4.25%, 9/21/15(4)	50,000	54,347
Royal Bank of Canada, 2.30%, 7/20/16	130,000	130,821
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	221,034
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(4)	370,000	374,616
SunTrust Bank, 7.25%, 3/15/18(4)	110,000	128,349
SunTrust Banks, Inc., 3.60%, 4/15/16(4)	50,000	51,403
U.S. Bancorp., 3.44%, 2/1/16	120,000	123,462
Wachovia Bank N.A., 4.80%, 11/1/14(4)	373,000	400,588
Wachovia Bank N.A., 4.875%, 2/1/15(4)	123,000	133,256
Wells Fargo & Co., 3.68%, 6/15/16(4)	140,000	147,337
Wells Fargo & Co., 5.625%, 12/11/17(4)	50,000	56,936
Wells Fargo & Co., 4.60%, 4/1/21(4)	110,000	114,765
		3,758,613
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Corrections Corp. of America, 6.25%, 3/15/13(4)	250,000	250,313
Corrections Corp. of America, 7.75%, 6/1/17(4)	90,000	98,213
International Lease Finance Corp., 5.75%, 5/15/16(4)	140,000	139,958
Republic Services, Inc., 3.80%, 5/15/18(4)	70,000	72,657
Republic Services, Inc., 5.50%, 9/15/19(4)	300,000	337,483
Republic Services, Inc., 5.70%, 5/15/41(4)	100,000	103,908

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Waste Management, Inc., 6.125%, 11/30/39(4)	$ 120,000	$ 134,366
		1,136,898
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(4)	130,000	144,199
CONSUMER FINANCE — 0.4%
American Express Centurion Bank, 5.55%, 10/17/12(4)	150,000	157,990
American Express Centurion Bank, 6.00%, 9/13/17(4)	250,000	288,141
American Express Co., 7.25%, 5/20/14(4)	200,000	230,695
American Honda Finance Corp., 2.375%, 3/18/13(4)(5)	170,000	173,408
American Honda Finance Corp., 2.50%, 9/21/15(4)(5)	220,000	224,808
Capital One Bank USA N.A., 8.80%, 7/15/19(4)	250,000	315,001
Capital One Financial Corp., 4.75%, 7/15/21	160,000	162,114
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)(5)	50,000	51,123
SLM Corp., 5.00%, 10/1/13(4)	180,000	186,786
SLM Corp., 6.25%, 1/25/16(4)	130,000	136,260
		1,926,326
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(4)	130,000	143,163
Ball Corp., 6.75%, 9/15/20(4)	120,000	129,000
		272,163
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Arch Western Finance LLC, 6.75%, 7/1/13(4)	47,000	47,529
Bank of America Corp., 4.50%, 4/1/15(4)	190,000	198,898
Bank of America Corp., 3.75%, 7/12/16	150,000	150,906
Bank of America Corp., 6.50%, 8/1/16(4)	620,000	695,950
Bank of America Corp., 5.75%, 12/1/17(4)	150,000	160,769
Bank of America N.A., 5.30%, 3/15/17(4)	720,000	745,200
Citigroup, Inc., 6.00%, 12/13/13(4)	330,000	358,379
Citigroup, Inc., 6.01%, 1/15/15(4)	520,000	579,145
Citigroup, Inc., 4.75%, 5/19/15	70,000	75,205
Citigroup, Inc., 3.95%, 6/15/16	140,000	145,770
Citigroup, Inc., 6.125%, 5/15/18(4)	660,000	738,688
Citigroup, Inc., 8.50%, 5/22/19(4)	100,000	125,892
General Electric Capital Corp., 3.75%, 11/14/14(4)	200,000	212,991
General Electric Capital Corp., 2.25%, 11/9/15(4)	200,000	201,256
General Electric Capital Corp., 5.625%, 9/15/17(4)	450,000	507,372
General Electric Capital Corp., 6.00%, 8/7/19(4)	350,000	396,474
General Electric Capital Corp., 4.375%, 9/16/20(4)	320,000	325,821
General Electric Capital Corp., 4.625%, 1/7/21(4)	160,000	164,955
General Electric Capital Corp., 5.30%, 2/11/21(4)	80,000	85,468
JPMorgan Chase & Co., 3.70%, 1/20/15(4)	110,000	115,113
JPMorgan Chase & Co., 3.45%, 3/1/16	190,000	194,785
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	840,000	953,912
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)(5)	93,000	91,203
		7,271,681
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Alltel Corp., 7.875%, 7/1/32(4)	100,000	136,490
AT&T, Inc., 6.80%, 5/15/36(4)	350,000	408,333
AT&T, Inc., 6.55%, 2/15/39(4)	470,000	539,350
British Telecommunications plc, 5.95%, 1/15/18(4)	270,000	303,697
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	330,000	439,685

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
CenturyLink, Inc., 6.15%, 9/15/19(4)	$ 140,000	$ 144,285
CenturyLink, Inc., 7.60%, 9/15/39(4)	60,000	60,600
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(4)	210,000	253,415
Embarq Corp., 7.08%, 6/1/16(4)	69,000	79,078
Qwest Corp., 7.50%, 10/1/14(4)	200,000	227,000
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	290,000	302,429
Telecom Italia Capital SA, 7.00%, 6/4/18(4)	30,000	31,669
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	220,000	230,276
Telefonica Emisiones SAU, 5.46%, 2/16/21	160,000	160,811
Verizon Communications, Inc., 8.75%, 11/1/18(4)	100,000	134,295
Verizon Communications, Inc., 7.35%, 4/1/39(4)	160,000	203,349
Windstream Corp., 7.875%, 11/1/17(4)	150,000	161,062
		3,815,824
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	100,000	112,212
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	81,000	90,318
Duke Energy Corp., 6.30%, 2/1/14(4)	100,000	112,404
Duke Energy Corp., 3.95%, 9/15/14(4)	130,000	139,394
Edison International, 3.75%, 9/15/17(4)	130,000	133,612
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	300,000	337,130
Florida Power Corp., 6.35%, 9/15/37(4)	230,000	276,779
Ipalco Enterprises, Inc., 5.00%, 5/1/18(4)(5)	100,000	99,604
Southern California Edison Co., 5.625%, 2/1/36(4)	60,000	66,595
		1,368,048
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(4)	200,000	225,000
Jabil Circuit, Inc., 5.625%, 12/15/20(4)	80,000	79,200
		304,200
ENERGY EQUIPMENT & SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(4)	120,000	125,259
Transocean, Inc., 6.50%, 11/15/20(4)	100,000	117,582
Weatherford International Ltd., 9.625%, 3/1/19(4)	150,000	201,147
Weatherford International Ltd., 5.125%, 9/15/20(4)	80,000	86,036
		530,024
FOOD & STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(4)	350,000	421,379
Kroger Co. (The), 6.40%, 8/15/17(4)	200,000	239,896
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	468,000	536,747
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	220,000	260,003
Wal-Mart Stores, Inc., 5.00%, 10/25/40(4)	150,000	152,236
Wal-Mart Stores, Inc., 5.625%, 4/15/41(4)	120,000	133,066
		1,743,327
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(4)	200,000	222,475
Kraft Foods, Inc., 6.00%, 2/11/13(4)	70,000	75,497
Kraft Foods, Inc., 6.125%, 2/1/18(4)	110,000	130,340
Kraft Foods, Inc., 5.375%, 2/10/20(4)	330,000	373,085
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)	120,000	126,570
		927,967
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	330,000	358,790

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(4)	$ 130,000	$ 154,951
Covidien International Finance SA, 1.875%, 6/15/13(4)	170,000	173,254
		328,205
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(4)	230,000	238,469
Express Scripts, Inc., 7.25%, 6/15/19(4)	360,000	435,490
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	270,000	300,215
WellPoint, Inc., 5.80%, 8/15/40(4)	60,000	63,928
		1,038,102
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(4)	170,000	198,396
Wyndham Worldwide Corp., 6.00%, 12/1/16(4)	50,000	54,390
		252,786
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	230,000	250,700
Toll Brothers Finance Corp., 6.75%, 11/1/19(4)	100,000	105,655
		356,355
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Exelon Generation Co. LLC, 5.20%, 10/1/19(4)	150,000	160,769
INDUSTRIAL CONGLOMERATES — 0.1%
Danaher Corp., 3.90%, 6/23/21	150,000	155,828
General Electric Co., 5.00%, 2/1/13(4)	158,000	167,560
General Electric Co., 5.25%, 12/6/17(4)	230,000	259,745
		583,133
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	184,170
American International Group, Inc., 3.65%, 1/15/14	70,000	72,119
American International Group, Inc., 5.85%, 1/16/18(4)	310,000	329,496
American International Group, Inc., 8.25%, 8/15/18(4)	100,000	118,888
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(4)	120,000	125,974
CNA Financial Corp., 5.875%, 8/15/20(4)	60,000	64,486
CNA Financial Corp., 5.75%, 8/15/21	50,000	53,365
Genworth Financial, Inc., 7.20%, 2/15/21(4)	70,000	65,888
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	180,000	187,360
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(4)	110,000	122,459
Lincoln National Corp., 6.25%, 2/15/20(4)	160,000	182,541
MetLife, Inc., 6.75%, 6/1/16(4)	260,000	309,101
MetLife, Inc., 5.70%, 6/15/35(4)	70,000	73,246
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	150,000	160,304
Prudential Financial, Inc., 7.375%, 6/15/19(4)	100,000	121,427
Prudential Financial, Inc., 5.375%, 6/21/20(4)	70,000	76,189
Prudential Financial, Inc., 5.40%, 6/13/35(4)	270,000	263,856
Prudential Financial, Inc., 5.625%, 5/12/41(4)	70,000	69,712
		2,580,581
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(4)	60,000	58,169
Google, Inc., 2.125%, 5/19/16(4)	120,000	123,203
		181,372
IT SERVICES(2)
International Business Machines Corp., 1.95%, 7/22/16	230,000	231,032

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(4)	$ 200,000	$ 222,024
MEDIA — 1.0%
CBS Corp., 4.30%, 2/15/21(4)	160,000	161,583
Comcast Corp., 5.90%, 3/15/16(4)	339,000	393,525
Comcast Corp., 5.70%, 5/15/18(4)	120,000	137,111
Comcast Corp., 6.40%, 5/15/38(4)	290,000	320,967
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)	155,000	171,075
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(4)	190,000	201,967
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(4)	380,000	406,451
Discovery Communications LLC, 5.625%, 8/15/19(4)	90,000	102,058
Discovery Communications LLC, 4.375%, 6/15/21(4)	120,000	124,001
DISH DBS Corp., 6.75%, 6/1/21(4)(5)	170,000	176,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(4)	300,000	356,250
Lamar Media Corp., 9.75%, 4/1/14(4)	150,000	174,187
NBCUniversal Media LLC, 5.15%, 4/30/20(4)(5)	90,000	98,100
NBCUniversal Media LLC, 4.375%, 4/1/21(5)	220,000	225,429
News America, Inc., 4.50%, 2/15/21(4)(5)	140,000	140,289
News America, Inc., 6.90%, 8/15/39(4)	150,000	162,125
Omnicom Group, Inc., 4.45%, 8/15/20(4)	145,000	149,649
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	350,000	365,060
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	270,000	322,109
Time Warner, Inc., 3.15%, 7/15/15(4)	140,000	147,038
Time Warner, Inc., 7.70%, 5/1/32(4)	200,000	250,751
Time Warner, Inc., 6.10%, 7/15/40(4)	50,000	53,090
Viacom, Inc., 4.375%, 9/15/14(4)	150,000	162,866
Virgin Media Secured Finance plc, 6.50%, 1/15/18(4)	320,000	353,600
Virgin Media Secured Finance plc, 5.25%, 1/15/21(4)(5)	100,000	108,094
		5,263,750
METALS & MINING — 0.4%
Anglo American Capital plc, 4.45%, 9/27/20(4)(5)	130,000	134,007
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(4)	180,000	181,753
ArcelorMittal, 9.85%, 6/1/19(4)	240,000	312,917
ArcelorMittal, 5.25%, 8/5/20(4)	120,000	122,476
Barrick Finance LLC, 4.40%, 5/30/21(5)	130,000	135,333
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	210,000	229,685
Newmont Mining Corp., 6.25%, 10/1/39(4)	120,000	133,116
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(4)	80,000	80,041
Teck Resources Ltd., 5.375%, 10/1/15(4)	70,000	78,715
Teck Resources Ltd., 3.15%, 1/15/17	110,000	113,478
Vale Overseas Ltd., 5.625%, 9/15/19(4)	310,000	342,592
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	155,669
		2,019,782
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	175,000	178,966
MULTI-UTILITIES — 0.2%
CMS Energy Corp., 4.25%, 9/30/15	160,000	167,794
CMS Energy Corp., 8.75%, 6/15/19(4)	180,000	224,368
Dominion Resources, Inc., 6.40%, 6/15/18(4)	190,000	226,909
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	80,000	87,307
PG&E Corp., 5.75%, 4/1/14(4)	60,000	66,518

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Sempra Energy, 8.90%, 11/15/13(4)	$ 170,000	$ 196,131
Sempra Energy, 6.50%, 6/1/16(4)	100,000	118,857
		1,087,884
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(4)	80,000	86,055
Xerox Corp., 4.25%, 2/15/15(4)	200,000	215,667
		301,722
OIL, GAS & CONSUMABLE FUELS — 1.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16(4)	50,000	57,754
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	250,000	272,980
Apache Corp., 5.25%, 2/1/42(4)	60,000	61,923
BP Capital Markets plc, 3.20%, 3/11/16(4)	120,000	126,061
BP Capital Markets plc, 4.50%, 10/1/20(4)	100,000	107,184
Cenovus Energy, Inc., 4.50%, 9/15/14(4)	140,000	153,526
Chesapeake Energy Corp., 7.625%, 7/15/13(4)	100,000	109,750
ConocoPhillips, 5.75%, 2/1/19(4)	240,000	282,540
Devon Energy Corp., 5.60%, 7/15/41(4)	180,000	187,971
El Paso Corp., 7.25%, 6/1/18(4)	200,000	233,032
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	130,000	154,188
Enbridge Energy Partners LP, 5.20%, 3/15/20(4)	100,000	109,333
Enbridge Energy Partners LP, 5.50%, 9/15/40(4)	120,000	117,385
Enterprise Products Operating LLC, 3.70%, 6/1/15(4)	150,000	159,662
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	390,000	457,255
Enterprise Products Operating LLC, 5.20%, 9/1/20(4)	100,000	109,591
Enterprise Products Operating LLC, 5.95%, 2/1/41(4)	125,000	131,972
EOG Resources, Inc., 5.625%, 6/1/19(4)	150,000	174,182
EOG Resources, Inc., 4.10%, 2/1/21(4)	100,000	104,211
Hess Corp., 6.00%, 1/15/40(4)	110,000	118,642
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	200,000	239,374
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	130,000	142,666
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	150,000	179,174
Marathon Petroleum Corp., 3.50%, 3/1/16(4)(5)	210,000	219,063
Marathon Petroleum Corp., 5.125%, 3/1/21(4)(5)	80,000	85,049
Newfield Exploration Co., 6.875%, 2/1/20(4)	200,000	216,500
Nexen, Inc., 5.875%, 3/10/35(4)	80,000	81,246
Peabody Energy Corp., 7.375%, 11/1/16	40,000	45,500
Peabody Energy Corp., 6.50%, 9/15/20(4)	70,000	75,950
Pemex Project Funding Master Trust, 6.625%, 6/15/35(4)	50,000	54,666
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(4)	120,000	132,227
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	240,000	256,921
Petroleos Mexicanos, 6.00%, 3/5/20(4)	120,000	134,160
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(4)	60,000	64,171
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	190,000	245,565
Shell International Finance BV, 3.10%, 6/28/15(4)	140,000	149,641
Shell International Finance BV, 6.375%, 12/15/38(4)	50,000	62,074
Suncor Energy, Inc., 6.10%, 6/1/18(4)	174,000	204,685
Suncor Energy, Inc., 6.85%, 6/1/39(4)	70,000	84,372
Talisman Energy, Inc., 7.75%, 6/1/19(4)	350,000	441,118
Talisman Energy, Inc., 3.75%, 2/1/21(4)	100,000	98,406
TransCanada PipeLines Ltd., 3.80%, 10/1/20	80,000	81,908

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Williams Partners LP, 4.125%, 11/15/20(4)	$ 80,000	$ 80,131
		6,603,709
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)(5)	270,000	286,242
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(4)	100,000	106,728
AstraZeneca plc, 5.40%, 9/15/12(4)	295,000	311,283
AstraZeneca plc, 5.90%, 9/15/17(4)	200,000	239,407
Pfizer, Inc., 7.20%, 3/15/39(4)	170,000	226,195
Roche Holdings, Inc., 6.00%, 3/1/19(4)(5)	80,000	95,422
Roche Holdings, Inc., 7.00%, 3/1/39(4)(5)	160,000	206,646
Sanofi, 4.00%, 3/29/21(4)	95,000	99,074
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	410,000	447,988
		1,732,743
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Developers Diversified Realty Corp., 5.375%, 10/15/12(4)	70,000	72,035
Developers Diversified Realty Corp., 4.75%, 4/15/18(4)	290,000	294,575
HCP, Inc., 3.75%, 2/1/16(4)	160,000	166,000
HCP, Inc., 5.375%, 2/1/21	125,000	134,145
Kimco Realty Corp., 6.875%, 10/1/19(4)	90,000	106,599
ProLogis LP, 6.625%, 12/1/19(4)	160,000	180,153
Simon Property Group LP, 5.75%, 12/1/15(4)	140,000	158,764
UDR, Inc., 4.25%, 6/1/18(4)	110,000	111,971
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(4)	195,000	198,797
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(4)	110,000	111,954
WEA Finance LLC, 4.625%, 5/10/21(4)(5)	210,000	212,491
		1,747,484
ROAD & RAIL(2)
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(4)	176,000	175,402
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(4)	60,000	58,708
		234,110
SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17(4)	254,000	290,625
Oracle Corp., 5.375%, 7/15/40(4)(5)	445,000	473,704
		764,329
SPECIALTY RETAIL — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(4)	120,000	118,659
Home Depot, Inc. (The), 5.40%, 3/1/16(4)	170,000	194,481
Home Depot, Inc. (The), 5.95%, 4/1/41(4)	100,000	108,816
		421,956
TEXTILES, APPAREL & LUXURY GOODS(2)
Hanesbrands, Inc., 6.375%, 12/15/20(4)	140,000	140,000
TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39(4)	50,000	74,857
Philip Morris International, Inc., 4.125%, 5/17/21(4)	180,000	187,232
		262,089
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(4)	200,000	217,650
America Movil SAB de CV, 5.00%, 3/30/20(4)	110,000	119,632
American Tower Corp., 4.625%, 4/1/15(4)	230,000	247,450
Rogers Communications, Inc., 6.25%, 6/15/13(4)	180,000	197,082

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	$ 120,000	$ 130,200
Vodafone Group plc, 5.625%, 2/27/17(4)	210,000	241,020
		1,153,034
TOTAL CORPORATE BONDS
(Cost $56,272,000)		60,252,717
U.S. TREASURY SECURITIES — 7.9%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	70,000	86,330
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	1,239,000	1,486,026
U.S. Treasury Bonds, 5.375%, 2/15/31(4)	1,680,000	2,048,026
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	2,970,000	3,093,905
U.S. Treasury Bonds, 4.375%, 5/15/41(4)	1,000,000	1,039,376
U.S. Treasury Notes, 1.375%, 9/15/12(4)	4,200,000	4,250,862
U.S. Treasury Notes, 1.375%, 10/15/12(4)	4,500,000	4,559,589
U.S. Treasury Notes, 0.50%, 11/30/12(4)	2,960,000	2,968,442
U.S. Treasury Notes, 1.375%, 1/15/13(4)	1,500,000	1,523,262
U.S. Treasury Notes, 1.375%, 5/15/13(4)	1,000,000	1,018,476
U.S. Treasury Notes, 1.25%, 3/15/14(4)	6,120,000	6,249,603
U.S. Treasury Notes, 2.375%, 8/31/14(4)	2,500,000	2,636,720
U.S. Treasury Notes, 2.00%, 4/30/16(4)	3,350,000	3,467,773
U.S. Treasury Notes, 2.625%, 4/30/18(4)	375,000	389,824
U.S. Treasury Notes, 2.625%, 8/15/20(4)	1,871,000	1,866,614
U.S. Treasury Notes, 3.625%, 2/15/21(4)	1,000,000	1,073,906
U.S. Treasury Notes, 3.125%, 5/15/21(4)	3,300,000	3,392,291
TOTAL U.S. TREASURY SECURITIES
(Cost $40,006,438)		41,151,025
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FHLMC, 1.00%, 8/27/14	4,000,000	4,023,572
FHLMC, 2.875%, 2/9/15(4)	2,900,000	3,084,730
FNMA, 5.00%, 2/13/17(4)	2,200,000	2,560,461
FNMA, 6.625%, 11/15/30(4)	761,000	993,318
		10,662,081
GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.7%
Ally Financial, Inc., 1.75%, 10/30/12(4)	2,000,000	2,034,054
Citigroup Funding, Inc., 1.875%, 11/15/12(4)	1,800,000	1,834,670
		3,868,724
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $13,914,241)		14,530,805
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(4)	400,000	422,635
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(4)	800,000	806,050
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 8/1/11(4)	350,000	382,600
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 8/1/11(4)	350,000	362,968

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 8/1/11(4)	$ 248,144	$ 256,090
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 8/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	390,759	366,302
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 8/1/11(4)	200,000	200,733
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 8/1/11(4)	480,000	516,349
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 8/1/11(4)	1,000,000	1,079,544
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(4)	375,000	399,248
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(4)	675,000	721,452
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(4)	650,000	687,516
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(4)	1,000,000	1,052,357
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 8/11/11(4)	300,000	323,118
LB-UBS Commercial Mortgage Trust, Series 2004 C8, Class AJ, VRN, 4.86%, 8/11/11(4)	125,000	125,090
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AJ SEQ, 4.84%, 7/15/40(4)	200,000	186,857
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 8/11/11(4)	400,000	416,263
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 8/11/11(4)	400,000	416,529
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.26%, 8/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	97,218	95,774
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(4)	334,898	337,118
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(4)	172,939	173,941
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(4)	134,238	135,407
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(4)	62,056	62,445
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(4)	200,000	204,422
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 8/1/11(4)	237,690	239,209
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 8/1/11(4)	1,000,000	1,026,949
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $10,959,365)		10,996,966
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	263,763	273,188
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	626,102	469,023
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(4)	206,916	211,849
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(4)	295,704	285,212

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 8/1/11(4)	$ 397,095	$ 382,763
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(4)	235,511	229,562
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.77%, 8/1/11(4)	566,142	496,359
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(4)	358,600	373,465
PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 8/1/11	358,968	375,335
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(4)	326,912	313,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(4)	389,541	410,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	218,624	225,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR14, Class A1, VRN, 5.36%, 8/1/11(4)	194,480	191,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.77%, 8/1/11(4)	165,787	163,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	296,203	298,675
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	413,768	388,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	450,000	440,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.07%, 8/1/11	290,410	286,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(4)	380,686	365,194
		6,180,001
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(4)	112,066	126,492
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)	1,200,000	1,330,743
		1,457,235
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,701,786)		7,637,236
MUNICIPAL SECURITIES — 0.7%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(4)	50,000	50,205
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(4)	75,000	90,500
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(4)	135,000	160,456
California GO, (Building Bonds), 7.30%, 10/1/39(4)	110,000	132,754
California GO, (Building Bonds), 7.60%, 11/1/40(4)	30,000	37,912
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(4)	105,000	105,258
Illinois GO, 5.88%, 3/1/19(4)	240,000	255,216
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	300,000	273,534
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	55,000	58,982
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(4)	200,000	236,130

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(4)	$ 60,000	$ 62,626
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(4)	105,000	118,360
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(4)	60,000	70,227
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(4)	130,000	138,143
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	100,000	128,214
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(4)	95,000	118,035
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(4)	95,000	110,404
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(4)	110,000	109,825
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(4)	70,000	76,648
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(4)	205,000	223,997
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(4)	210,000	224,645
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(4)	95,000	95,130
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(4)	155,000	170,705
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(4)	120,000	132,618
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	100,000	112,569
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(4)	170,000	176,013
TOTAL MUNICIPAL SECURITIES
(Cost $3,191,125)		3,469,106
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	690,000	807,990
Brazilian Government International Bond, 4.875%, 1/22/21	20,000	21,930
Brazilian Government International Bond, 5.625%, 1/7/41(4)	130,000	139,587
		969,507
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(4)	145,000	203,262
Province of Ontario Canada, 5.45%, 4/27/16(4)	150,000	174,648
		377,910
GERMANY — 0.2%
KfW, 4.125%, 10/15/14(4)	240,000	263,519
KfW, 2.00%, 6/1/16	260,000	264,750
		528,269
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(4)	220,000	218,636
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(4)	90,000	103,275
United Mexican States, 5.95%, 3/19/19(4)	420,000	488,250

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
United Mexican States, 5.125%, 1/15/20(4)	$ 130,000	$ 144,170
United Mexican States, 6.05%, 1/11/40(4)	120,000	132,900
		868,595
POLAND — 0.1%
Republic of Poland, 5.125%, 4/21/21(4)	280,000	291,900
SOUTH KOREA(2)
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	165,222
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES
(Cost $3,196,125)		3,420,039
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $5,816,869)	5,816,869	5,816,869
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $459,928,178)		518,964,974
OTHER ASSETS AND LIABILITIES(2)		(83,606)
TOTAL NET ASSETS — 100.0%		$518,881,368

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
31	U.S. Long Bond	September 2011	$3,971,875	$138,946

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
89	U.S. Treasury 2-Year Notes	September 2011	$19,573,047	$(101,716)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$4,400,000	Pay quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and receive from Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.	$(6,007)	$(13,864)

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Final maturity date indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,559,000.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,207,842, which represented 0.8% of total net assets.

(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Balanced – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$307,272,649	–	–
U.S. Government Agency Mortgage-Backed Securities	–	$64,417,562	–
Corporate Bonds	–	60,252,717	–
U.S. Treasury Securities	–	41,151,025	–
U.S. Government Agency Securities and Equivalents	–	14,530,805	–
Commercial Mortgage-Backed Securities	–	10,996,966	–
Collateralized Mortgage Obligations	–	7,637,236	–
Municipal Securities	–	3,469,106	–
Sovereign Governments and Agencies	–	3,420,039	–
Temporary Cash Investments	5,816,869	–	–
Total Value of Investment Securities	$313,089,518	$205,875,456	–
Other Financial Instruments
Futures Contracts	$37,230	–	–
Swap Agreements	–	$(7,857)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$37,230	$(7,857)	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$465,810,656
Gross tax appreciation of investments	$59,082,599
Gross tax depreciation of investments	(5,928,281)
Net tax appreciation (depreciation) of investments	$53,154,318

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

July 31, 2011

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 1.4%
Lockheed Martin Corp.	8,200	$ 620,986
Northrop Grumman Corp.	11,100	671,661
Raytheon Co.	11,100	496,503
		1,789,150
AIRLINES — 0.4%
Southwest Airlines Co.	49,600	494,016
AUTOMOBILES — 0.5%
Ford Motor Co.(1)	57,800	705,738
BEVERAGES — 0.7%
PepsiCo, Inc.	13,300	851,732
BIOTECHNOLOGY — 2.3%
Amgen, Inc.(1)	36,900	2,018,430
Gilead Sciences, Inc.(1)	23,800	1,008,168
		3,026,598
CAPITAL MARKETS — 4.2%
Ameriprise Financial, Inc.	15,000	811,500
Bank of New York Mellon Corp. (The)	54,400	1,365,984
Goldman Sachs Group, Inc. (The)	16,700	2,253,999
Morgan Stanley	42,600	947,850
		5,379,333
CHEMICALS — 0.3%
E.I. du Pont de Nemours & Co.	6,300	323,946
COMMERCIAL BANKS — 6.1%
PNC Financial Services Group, Inc.	28,700	1,558,123
U.S. Bancorp.	82,100	2,139,526
Wells Fargo & Co.	149,000	4,163,060
		7,860,709
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp.	17,400	548,970
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	180,800	2,887,376
COMPUTERS & PERIPHERALS — 2.7%
Hewlett-Packard Co.	79,800	2,805,768
Western Digital Corp.(1)	19,200	661,632
		3,467,400
DIVERSIFIED FINANCIAL SERVICES — 7.1%
Bank of America Corp.	195,500	1,898,305
Citigroup, Inc.	74,900	2,871,666
JPMorgan Chase & Co.	108,100	4,372,645
		9,142,616
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
AT&T, Inc.	155,100	4,538,226
CenturyLink, Inc.	27,600	1,024,236
Verizon Communications, Inc.	54,900	1,937,421
		7,499,883
ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	39,000	1,437,540
Exelon Corp.	12,700	559,689

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
PPL Corp.	36,400	$ 1,015,560
		3,012,789
ENERGY EQUIPMENT & SERVICES — 0.5%
Transocean Ltd.	10,200	627,912
FOOD & STAPLES RETAILING — 4.5%
CVS Caremark Corp.	48,600	1,766,610
Kroger Co. (The)	46,700	1,161,429
SYSCO Corp.	18,000	550,620
Walgreen Co.	10,200	398,208
Wal-Mart Stores, Inc.	36,400	1,918,644
		5,795,511
FOOD PRODUCTS — 1.1%
Kraft Foods, Inc., Class A	39,900	1,371,762
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Medtronic, Inc.	32,400	1,168,020
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	18,000	746,820
Quest Diagnostics, Inc.	11,600	626,516
WellPoint, Inc.	11,400	770,070
		2,143,406
HOUSEHOLD PRODUCTS — 3.4%
Energizer Holdings, Inc.(1)	4,300	346,752
Procter & Gamble Co. (The)	64,800	3,984,552
		4,331,304
INDUSTRIAL CONGLOMERATES — 3.9%
General Electric Co.	244,400	4,377,204
Tyco International Ltd.	15,100	668,779
		5,045,983
INSURANCE — 8.2%
Allstate Corp. (The)	34,000	942,480
American International Group, Inc.(1)	20,600	591,220
Berkshire Hathaway, Inc., Class B(1)	14,300	1,060,631
Chubb Corp. (The)	28,200	1,761,936
Loews Corp.	32,900	1,311,723
MetLife, Inc.	41,800	1,722,578
Principal Financial Group, Inc.	29,800	823,374
Torchmark Corp.	16,200	654,318
Travelers Cos., Inc. (The)	30,900	1,703,517
		10,571,777
IT SERVICES — 0.7%
Fiserv, Inc.(1)	10,600	639,816
International Business Machines Corp.	1,500	272,775
		912,591
MACHINERY — 0.9%
Dover Corp.	8,400	507,948
Ingersoll-Rand plc	16,600	621,172
		1,129,120
MEDIA — 3.6%
CBS Corp., Class B	26,400	722,568
Comcast Corp., Class A	72,800	1,748,656
Time Warner, Inc.	47,000	1,652,520

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Viacom, Inc., Class B	10,000	$ 484,200
		4,607,944
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,400	74,144
Nucor Corp.	20,500	797,245
		871,389
MULTILINE RETAIL — 1.7%
Kohl's Corp.	15,900	869,889
Macy's, Inc.	28,400	819,908
Target Corp.	10,600	545,794
		2,235,591
MULTI-UTILITIES — 0.7%
PG&E Corp.	21,700	899,031
OIL, GAS & CONSUMABLE FUELS — 12.1%
Apache Corp.	4,300	531,996
Chevron Corp.	55,300	5,752,307
ConocoPhillips	36,300	2,613,237
Exxon Mobil Corp.	55,400	4,420,366
Occidental Petroleum Corp.	3,400	333,812
Total SA ADR	23,900	1,292,273
Valero Energy Corp.	24,800	622,976
		15,566,967
PAPER & FOREST PRODUCTS — 0.7%
International Paper Co.	28,700	852,390
PHARMACEUTICALS — 10.1%
Abbott Laboratories	23,000	1,180,360
Johnson & Johnson	63,900	4,140,081
Merck & Co., Inc.	103,100	3,518,803
Pfizer, Inc.	216,600	4,167,384
		13,006,628
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Applied Materials, Inc.	62,100	765,072
Intel Corp.	127,500	2,847,075
Marvell Technology Group Ltd.(1)	43,500	644,670
		4,256,817
SOFTWARE — 1.9%
Activision Blizzard, Inc.	57,100	676,064
Microsoft Corp.	39,800	1,090,520
Oracle Corp.	24,000	733,920
		2,500,504
SPECIALTY RETAIL — 1.3%
Lowe's Cos., Inc.	53,300	1,150,214
Staples, Inc.	35,400	568,524
		1,718,738
TOBACCO — 0.5%
Altria Group, Inc.	24,400	641,720
TOTAL COMMON STOCKS
(Cost $105,442,914)		127,245,361

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $535,852), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $522,042)
$ 522,037
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $519,084), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $508,989)	508,985
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $317,923), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $311,489)	311,487
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,342,509)	1,342,509
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $106,785,423)	128,587,870
OTHER ASSETS AND LIABILITIES — 0.1%	181,530
TOTAL NET ASSETS — 100.0%	$128,769,400

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$127,245,361	–	–
Temporary Cash Investments	–	$1,342,509	–
Total Value of Investment Securities	$127,245,361	$1,342,509	–

Capital Value – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$109,215,644
Gross tax appreciation of investments	$24,677,652
Gross tax depreciation of investments	(5,305,426)
Net tax appreciation (depreciation) of investments	$19,372,226

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

July 31, 2011

Focused Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.1%
AEROSPACE & DEFENSE — 3.2%
Honeywell International, Inc.	2,902	$ 154,096
Textron, Inc.	17,653	408,314
		562,410
AIR FREIGHT & LOGISTICS — 2.4%
United Parcel Service, Inc., Class B	6,026	417,120
AUTO COMPONENTS — 2.9%
BorgWarner, Inc.(1)	6,349	505,507
AUTOMOBILES — 1.3%
Harley-Davidson, Inc.	5,185	224,977
BEVERAGES — 4.2%
Coca-Cola Co. (The)	10,648	724,171
BIOTECHNOLOGY — 2.8%
Alexion Pharmaceuticals, Inc.(1)	1,725	97,980
Amgen, Inc.(1)	7,018	383,885
		481,865
CAPITAL MARKETS — 1.9%
BlackRock, Inc.	1,825	325,690
CHEMICALS — 3.2%
E.I. du Pont de Nemours & Co.	1,612	82,889
PPG Industries, Inc.	5,591	470,762
		553,651
COMMUNICATIONS EQUIPMENT — 3.1%
QUALCOMM, Inc.	9,746	533,886
COMPUTERS & PERIPHERALS — 11.2%
Apple, Inc.(1)	2,809	1,096,858
EMC Corp.(1)	22,279	581,036
NetApp, Inc.(1)	5,699	270,817
		1,948,711
CONSUMER FINANCE — 2.2%
American Express Co.	7,541	377,352
DIVERSIFIED — 2.0%
iShares Russell 1000 Growth Index Fund	5,916	355,433
ELECTRICAL EQUIPMENT — 2.3%
Rockwell Automation, Inc.	5,472	392,671
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Jabil Circuit, Inc.	15,687	287,229
ENERGY EQUIPMENT & SERVICES — 4.6%
Schlumberger Ltd.	8,789	794,262
FOOD PRODUCTS — 1.7%
Hershey Co. (The)	2,289	129,191
Kellogg Co.	2,923	163,045
		292,236
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Covidien plc	5,548	281,783
Edwards Lifesciences Corp.(1)	955	68,139
		349,922

Focused Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Express Scripts, Inc.(1)	9,317	$ 505,540
HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc.(1)	224	72,706
Starwood Hotels & Resorts Worldwide, Inc.	4,646	255,344
		328,050
HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	4,067	343,173
INDUSTRIAL CONGLOMERATES(2)
General Electric Co.	463	8,292
INTERNET SOFTWARE & SERVICES — 0.5%
Google, Inc., Class A(1)	140	84,517
IT SERVICES — 4.3%
Accenture plc, Class A	9,714	574,486
MasterCard, Inc., Class A	586	177,704
		752,190
MACHINERY — 4.9%
Eaton Corp.	9,203	441,284
Illinois Tool Works, Inc.	8,340	415,332
		856,616
MEDIA — 2.3%
CBS Corp., Class B	2,643	72,339
Scripps Networks Interactive, Inc., Class A	6,901	319,792
		392,131
METALS & MINING — 2.6%
Cliffs Natural Resources, Inc.	3,030	272,155
Freeport-McMoRan Copper & Gold, Inc.	3,486	184,618
		456,773
OIL, GAS & CONSUMABLE FUELS — 7.0%
ConocoPhillips	3,283	236,343
Exxon Mobil Corp.	8,053	642,549
Occidental Petroleum Corp.	3,065	300,922
Southwestern Energy Co.(1)	857	38,188
		1,218,002
PHARMACEUTICALS — 2.0%
Abbott Laboratories	6,783	348,104
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	919	20,034
ROAD & RAIL — 1.6%
Union Pacific Corp.	2,750	281,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Linear Technology Corp.	12,548	367,656
Xilinx, Inc.	1,515	48,632
		416,288
SOFTWARE — 4.5%
Check Point Software Technologies Ltd.(1)	1,031	59,437
Oracle Corp.	23,479	717,988
		777,425
SPECIALTY RETAIL — 3.5%
Home Depot, Inc. (The)	12,729	444,624

Focused Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Limited Brands, Inc.	4,347	$ 164,577
		609,201
WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Crown Castle International Corp.(1)	12,197	529,350
TOTAL COMMON STOCKS
(Cost $13,921,424)		17,054,599
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $135,898), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $132,395)		132,394
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $131,646), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $129,086)		129,085
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $80,629), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $78,998)		78,997
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $340,476)		340,476
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $14,261,900)		17,395,075
OTHER ASSETS AND LIABILITIES(2)		(6,162)
TOTAL NET ASSETS — 100.0%		$17,388,913

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Focused Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Focused Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$16,138,893	–	–
Foreign Common Stocks	915,706	–	–
Temporary Cash Investments	–	$340,476	–
Total Value of Investment Securities	$17,054,599	$340,476	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,341,147
Gross tax appreciation of investments	$3,184,283
Gross tax depreciation of investments	(130,355)
Net tax appreciation (depreciation) of investments	$3,053,928

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

July 31, 2011

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.1%
AEROSPACE & DEFENSE — 2.9%
General Dynamics Corp.	20,276	$ 1,381,607
Honeywell International, Inc.	52,909	2,809,468
United Technologies Corp.	13,173	1,091,251
		5,282,326
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	20,571	1,423,925
AIRLINES — 0.1%
Allegiant Travel Co.(1)	4,809	206,931
US Airways Group, Inc.(1)	5,153	32,155
		239,086
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc.(1)	9,166	105,134
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	100,541	1,227,606
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	35,234	1,330,436
BIOTECHNOLOGY — 1.7%
Amgen, Inc.(1)	53,133	2,906,375
Gilead Sciences, Inc.(1)	3,996	169,271
		3,075,646
CAPITAL MARKETS — 0.5%
Ameriprise Financial, Inc.	4,143	224,136
Legg Mason, Inc.	20,488	602,757
		826,893
CHEMICALS — 1.2%
Ashland, Inc.	4,597	281,520
E.I. du Pont de Nemours & Co.	8,066	414,754
Eastman Chemical Co.	1,110	107,215
International Flavors & Fragrances, Inc.	20,942	1,281,022
		2,084,511
COMMERCIAL BANKS — 3.1%
Bank of Hawaii Corp.	12,136	543,814
PNC Financial Services Group, Inc.	18,236	990,032
Wells Fargo & Co.	144,391	4,034,284
		5,568,130
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Knoll, Inc.	21,756	397,047
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	52,658	840,948
Motorola Solutions, Inc.(1)	3,756	168,607
QUALCOMM, Inc.	13,987	766,208
		1,775,763
COMPUTERS & PERIPHERALS — 6.7%
Apple, Inc.(1)	20,016	7,815,848
EMC Corp.(1)	114,121	2,976,276
Hewlett-Packard Co.	13,764	483,942
SanDisk Corp.(1)	19,816	842,774
		12,118,840

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.(1)	9,176	$ 256,194
Foster Wheeler AG(1)	1,849	50,108
		306,302
CONSUMER FINANCE — 1.2%
American Express Co.	21,312	1,066,452
Capital One Financial Corp.	23,501	1,123,348
		2,189,800
CONTAINERS & PACKAGING — 0.1%
Sealed Air Corp.	12,062	259,695
DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby's	9,671	409,567
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Citigroup, Inc.	28,965	1,110,518
JPMorgan Chase & Co.	83,667	3,384,330
		4,494,848
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	91,020	2,663,245
CenturyLink, Inc.	6,761	250,901
Verizon Communications, Inc.	17,824	629,009
		3,543,155
ELECTRIC UTILITIES — 0.5%
FirstEnergy Corp.	21,978	981,318
ELECTRICAL EQUIPMENT — 1.2%
Belden, Inc.	11,322	417,216
Emerson Electric Co.	36,260	1,780,003
		2,197,219
ENERGY EQUIPMENT & SERVICES — 1.8%
Ensco plc ADR	4,883	260,020
Nabors Industries Ltd.(1)	40,553	1,071,005
National Oilwell Varco, Inc.	13,666	1,101,069
Patterson-UTI Energy, Inc.	24,757	805,345
		3,237,439
FOOD & STAPLES RETAILING — 2.0%
Kroger Co. (The)	2,506	62,324
Safeway, Inc.	12,284	247,768
SYSCO Corp.	9,103	278,461
Walgreen Co.	22,166	865,361
Wal-Mart Stores, Inc.	41,249	2,174,235
		3,628,149
FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	2,445	74,279
ConAgra Foods, Inc.	6,680	171,075
H.J. Heinz Co.	40,625	2,138,500
Kraft Foods, Inc., Class A	8,053	276,862
Sara Lee Corp.	9,487	181,296
Smithfield Foods, Inc.(1)	30,953	681,585
Tyson Foods, Inc., Class A	79,153	1,389,927
		4,913,524
GAS UTILITIES — 0.1%
Questar Corp.	10,293	189,700

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc.	973	$ 56,599
Covidien plc	1,554	78,928
Medtronic, Inc.	4,664	168,137
Stryker Corp.	5,763	313,162
		616,826
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Aetna, Inc.	22,421	930,247
AmerisourceBergen Corp.	57,153	2,189,531
Cardinal Health, Inc.	46,219	2,022,544
Humana, Inc.	12,883	960,814
Medco Health Solutions, Inc.(1)	6,652	418,278
UnitedHealth Group, Inc.	43,570	2,162,379
		8,683,793
HOTELS, RESTAURANTS & LEISURE — 1.0%
Bally Technologies, Inc.(1)	4,291	169,194
Cheesecake Factory, Inc. (The)(1)	3,181	91,708
Starbucks Corp.	22,837	915,536
Wyndham Worldwide Corp.	20,215	699,237
		1,875,675
HOUSEHOLD DURABLES — 0.4%
Tupperware Brands Corp.	4,360	272,456
Whirlpool Corp.	5,348	370,242
		642,698
HOUSEHOLD PRODUCTS — 2.3%
Kimberly-Clark Corp.	7,253	474,056
Procter & Gamble Co. (The)	59,202	3,640,331
		4,114,387
INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	151,998	2,722,284
INSURANCE — 5.3%
ACE Ltd.	11,620	778,307
Aflac, Inc.	12,161	560,136
American Financial Group, Inc.	5,918	201,093
Assurant, Inc.	11,693	416,505
Chubb Corp. (The)	7,031	439,297
Principal Financial Group, Inc.	18,010	497,616
Prudential Financial, Inc.	49,360	2,896,445
Travelers Cos., Inc. (The)	36,706	2,023,602
Unum Group	68,523	1,671,276
		9,484,277
INTERNET & CATALOG RETAIL — 0.1%
priceline.com, Inc.(1)	213	114,519
INTERNET SOFTWARE & SERVICES — 1.6%
AOL, Inc.(1)	5,032	86,450
eBay, Inc.(1)	7,253	237,536
Google, Inc., Class A(1)	4,174	2,519,802
		2,843,788
IT SERVICES — 4.8%
Accenture plc, Class A	20,054	1,185,994
International Business Machines Corp.	33,581	6,106,705

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Western Union Co. (The)	68,235	$ 1,324,441
		8,617,140
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc.	15,467	611,875
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,035	182,373
MACHINERY — 2.2%
Caterpillar, Inc.	6,238	616,252
Deere & Co.	10,846	851,520
Dover Corp.	33,005	1,995,812
Oshkosh Corp.(1)	1,744	43,286
Wabtec Corp.	5,550	358,086
		3,864,956
MEDIA — 3.6%
CBS Corp., Class B	5,934	162,414
Comcast Corp., Class A	103,453	2,484,941
DirecTV, Class A(1)	1,900	96,292
Gannett Co., Inc.	5,293	67,539
Omnicom Group, Inc.	5,511	258,576
Time Warner Cable, Inc.	13,987	1,025,387
Time Warner, Inc.	55,502	1,951,450
Viacom, Inc., Class B	7,770	376,223
		6,422,822
METALS & MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	45,031	2,384,842
Reliance Steel & Aluminum Co.	4,588	215,682
		2,600,524
MULTI-UTILITIES — 2.9%
CenterPoint Energy, Inc.	64,454	1,262,009
DTE Energy Co.	18,396	916,857
NSTAR	33,522	1,486,030
Public Service Enterprise Group, Inc.	2,440	79,910
Xcel Energy, Inc.	60,309	1,447,416
		5,192,222
OIL, GAS & CONSUMABLE FUELS — 11.6%
Anadarko Petroleum Corp.	4,598	379,611
Chevron Corp.	37,863	3,938,509
ConocoPhillips	40,740	2,932,873
Exxon Mobil Corp.	107,704	8,593,702
Hess Corp.	6,601	452,564
Murphy Oil Corp.	9,694	622,549
Occidental Petroleum Corp.	20,828	2,044,893
Peabody Energy Corp.	11,396	654,928
Sunoco, Inc.	18,021	732,554
Valero Energy Corp.	8,954	224,924
Williams Cos., Inc. (The)	8,288	262,730
		20,839,837
PAPER & FOREST PRODUCTS — 0.8%
International Paper Co.	47,404	1,407,899
PHARMACEUTICALS — 5.0%
Abbott Laboratories	48,915	2,510,318
Bristol-Myers Squibb Co.	82,104	2,353,101

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Hospira, Inc.(1)	13,194	$ 674,477
Johnson & Johnson	46,694	3,025,304
Merck & Co., Inc.	3,291	112,322
Pfizer, Inc.	12,718	244,694
		8,920,216
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Annaly Capital Management, Inc.	43,323	726,960
Public Storage	6,881	823,174
		1,550,134
ROAD & RAIL — 1.2%
Avis Budget Group, Inc.(1)	1,398	21,124
Ryder System, Inc.	18,722	1,054,423
Union Pacific Corp.	10,435	1,069,379
		2,144,926
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Altera Corp.	35,445	1,448,992
Intel Corp.	67,303	1,502,876
Marvell Technology Group Ltd.(1)	51,059	756,694
Micron Technology, Inc.(1)	23,943	176,460
Texas Instruments, Inc.	21,830	649,442
		4,534,464
SOFTWARE — 3.2%
Microsoft Corp.	141,027	3,864,140
Oracle Corp.	32,378	990,119
Red Hat, Inc.(1)	3,177	133,688
Symantec Corp.(1)	40,625	774,313
		5,762,260
SPECIALTY RETAIL — 2.0%
AutoZone, Inc.(1)	878	250,625
Gap, Inc. (The)	71,189	1,373,236
Home Depot, Inc. (The)	22,421	783,165
Limited Brands, Inc.	2,182	82,610
Lowe's Cos., Inc.	20,129	434,384
Pier 1 Imports, Inc.(1)	59,939	658,730
		3,582,750
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	8,659	559,025
TOBACCO — 1.6%
Altria Group, Inc.	31,758	835,235
Lorillard, Inc.	2,055	218,282
Philip Morris International, Inc.	26,780	1,905,933
		2,959,450
TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals, Inc.(1)	34,090	784,411
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
American Tower Corp., Class A(1)	26,196	1,376,076
TOTAL COMMON STOCKS
(Cost $131,372,828)		174,817,666

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.1%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at
$2,116,533), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $2,061,981)
$ 2,061,962
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $1,773,542), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $1,739,051)	1,739,038
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $3,801,000)	3,801,000
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $276,759), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $271,377)	271,375
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,255,747), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $1,230,334)	1,230,395
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,501,770)	1,501,770
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $136,675,598)	180,120,436
OTHER ASSETS AND LIABILITIES(2)	(30,450)
TOTAL NET ASSETS — 100.0%	$180,089,986

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
59	S&P 500 E-Mini	September 2011	$3,800,780	$(122,320)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$174,817,666	–	–
Temporary Cash Investments	–	$5,302,770	–
Total Value of Investment Securities	$174,817,666	$5,302,770	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(122,320)	–	–

Fundamental Equity – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$140,453,329
Gross tax appreciation of investments	$42,340,063
Gross tax depreciation of investments	(2,672,956)
Net tax appreciation (depreciation) of investments	$39,667,107

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

            Giftrust® Fund (effective September 30, 2011,
renamed All Cap Growth Fund)

July 31, 2011

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 4.7%
BE Aerospace, Inc.(1)	411,634	$ 16,383,033
Precision Castparts Corp.	157,329	25,389,754
TransDigm Group, Inc.(1)	67,929	6,118,365
		47,891,152
AUTOMOBILES — 0.8%
Hyundai Motor Co.	36,836	8,210,623
BEVERAGES — 2.0%
Coca-Cola Co. (The)	226,926	15,433,237
Hansen Natural Corp.(1)	67,271	5,154,304
		20,587,541
BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc.(1)	153,546	8,721,413
CAPITAL MARKETS — 0.4%
Lazard Ltd., Class A	119,053	4,000,181
CHEMICALS — 1.0%
Albemarle Corp.	151,225	10,068,560
COMMUNICATIONS EQUIPMENT — 4.0%
Aruba Networks, Inc.(1)	100,063	2,296,446
Polycom, Inc.(1)	275,267	7,440,467
QUALCOMM, Inc.	579,024	31,718,935
		41,455,848
COMPUTERS & PERIPHERALS — 9.6%
Apple, Inc.(1)	207,056	80,851,227
EMC Corp.(1)	665,999	17,369,254
		98,220,481
CONSTRUCTION & ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	64,365	2,655,056
Quanta Services, Inc.(1)	77,021	1,426,429
		4,081,485
CONSUMER FINANCE — 1.6%
American Express Co.	103,220	5,165,129
Discover Financial Services	452,776	11,595,593
		16,760,722
CONTAINERS & PACKAGING — 0.3%
Rock-Tenn Co., Class A	43,184	2,654,089
DIVERSIFIED CONSUMER SERVICES — 1.0%
Weight Watchers International, Inc.	137,762	10,633,849
ELECTRICAL EQUIPMENT — 0.9%
Polypore International, Inc.(1)	96,755	6,579,340
Rockwell Automation, Inc.	42,547	3,053,173
		9,632,513
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
IPG Photonics Corp.(1)	41,525	2,499,390
Jabil Circuit, Inc.	293,870	5,380,759
		7,880,149
ENERGY EQUIPMENT & SERVICES — 9.0%
Baker Hughes, Inc.	142,722	11,043,829
Halliburton Co.	358,678	19,630,447
National Oilwell Varco, Inc.	469,354	37,815,852

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Oil States International, Inc.(1)	81,129	$ 6,547,110
Schlumberger Ltd.	198,479	17,936,547
		92,973,785
FOOD & STAPLES RETAILING — 4.1%
Costco Wholesale Corp.	226,578	17,729,728
Walgreen Co.	131,842	5,147,112
Whole Foods Market, Inc.	293,168	19,554,306
		42,431,146
FOOD PRODUCTS — 1.7%
Green Mountain Coffee Roasters, Inc.(1)	23,195	2,411,120
Mead Johnson Nutrition Co.	216,341	15,440,257
		17,851,377
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Baxter International, Inc.	272,815	15,869,649
C.R. Bard, Inc.	58,740	5,796,463
Cooper Cos., Inc. (The)	62,361	4,769,993
MAKO Surgical Corp.(1)	102,775	2,960,948
Sirona Dental Systems, Inc.(1)	70,216	3,551,525
Varian Medical Systems, Inc.(1)	90,770	5,696,725
		38,645,303
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Catalyst Health Solutions, Inc.(1)	86,555	5,671,949
Express Scripts, Inc.(1)	321,710	17,455,984
Odontoprev SA	171,800	2,901,275
		26,029,208
HEALTH CARE TECHNOLOGY — 1.5%
SXC Health Solutions Corp.(1)	238,949	15,084,850
HOTELS, RESTAURANTS & LEISURE — 3.9%
Arcos Dorados Holdings, Inc., Class A	165,687	3,887,017
Chipotle Mexican Grill, Inc.(1)	18,011	5,846,010
McDonald's Corp.	236,660	20,466,357
Royal Caribbean Cruises Ltd.(1)	138,280	4,234,134
Yum! Brands, Inc.	109,228	5,769,423
		40,202,941
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	103,445	8,728,689
INTERNET & CATALOG RETAIL — 4.7%
Amazon.com, Inc.(1)	23,254	5,174,480
Netflix, Inc.(1)	108,515	28,863,905
priceline.com, Inc.(1)	26,146	14,057,397
		48,095,782
INTERNET SOFTWARE & SERVICES — 3.2%
Baidu, Inc. ADR(1)	96,770	15,199,664
Google, Inc., Class A(1)	28,668	17,306,585
LinkedIn Corp., Class A(1)	2,105	212,668
		32,718,917
IT SERVICES — 4.3%
Cognizant Technology Solutions Corp., Class A(1)	196,253	13,712,197
International Business Machines Corp.	106,330	19,336,111
Teradata Corp.(1)	155,721	8,558,426
VeriFone Systems, Inc.(1)	66,649	2,623,971
		44,230,705

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.(1)	170,691	$ 7,196,333
Illumina, Inc.(1)	80,316	5,015,734
		12,212,067
MACHINERY — 6.1%
AGCO Corp.(1)	152,769	7,244,306
Caterpillar, Inc.	293,341	28,979,157
Chart Industries, Inc.(1)	56,486	2,997,147
Cummins, Inc.	126,147	13,230,297
Graco, Inc.	77,370	3,398,864
Titan International, Inc.	131,429	3,321,211
WABCO Holdings, Inc.(1)	62,811	3,960,234
		63,131,216
MEDIA — 1.5%
CBS Corp., Class B	402,383	11,013,223
Focus Media Holding Ltd. ADR(1)	88,506	2,910,962
Imax Corp.(1)	65,195	1,236,097
		15,160,282
METALS & MINING — 0.3%
Cliffs Natural Resources, Inc.	38,621	3,468,938
OIL, GAS & CONSUMABLE FUELS — 4.2%
Concho Resources, Inc.(1)	49,437	4,626,315
Exxon Mobil Corp.	284,487	22,699,218
Linn Energy LLC	130,213	5,212,426
SandRidge Energy, Inc.(1)	936,570	10,789,286
		43,327,245
PHARMACEUTICALS — 2.7%
Allergan, Inc.	153,706	12,497,835
Questcor Pharmaceuticals, Inc.(1)	50,882	1,579,886
Shire plc	88,829	3,089,679
Shire plc ADR	98,838	10,279,152
		27,446,552
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CB Richard Ellis Group, Inc., Class A(1)	391,771	8,540,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
ARM Holdings plc	374,517	3,590,145
Cavium, Inc.(1)	105,273	3,630,866
Cypress Semiconductor Corp.(1)	269,912	5,554,789
		12,775,800
SOFTWARE — 6.2%
Check Point Software Technologies Ltd.(1)	203,350	11,723,127
Citrix Systems, Inc.(1)	127,455	9,181,858
NetSuite, Inc.(1)	118,917	4,662,736
Oracle Corp.	482,943	14,768,397
salesforce.com, inc.(1)	108,280	15,669,199
VMware, Inc., Class A(1)	74,177	7,442,920
		63,448,237

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
SPECIALTY RETAIL — 2.8%
Abercrombie & Fitch Co., Class A	42,688	$ 3,121,347
O'Reilly Automotive, Inc.(1)	163,940	9,754,430
PetSmart, Inc.	88,007	3,786,061
Ulta Salon Cosmetics & Fragrance, Inc.(1)	104,478	6,585,248
Williams-Sonoma, Inc.	149,500	5,534,490
		28,781,576
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	94,377	6,092,979
Lululemon Athletica, Inc.(1)	144,974	8,776,726
		14,869,705
TOBACCO — 2.4%
Philip Morris International, Inc.	346,712	24,675,493
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Fastenal Co.	238,269	8,017,752
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
NII Holdings, Inc.(1)	95,302	4,036,040
TOTAL COMMON STOCKS
(Cost $727,962,478)		1,027,682,820
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $1,711,148), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $1,667,044)		1,667,029
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $1,657,601), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $1,625,365)		1,625,353
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,015,231), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $994,686)		994,679
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,287,061)		4,287,061
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $732,249,539)		1,031,969,881
OTHER ASSETS AND LIABILITIES — (0.4)%		(4,080,445)
TOTAL NET ASSETS — 100.0%		$1,027,889,436

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,020,175	GBP for USD	Bank of America	8/31/11	$4,956,006	$780
(Value on Settlement Date $4,956,786)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Giftrust – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$934,138,266	–	–
Foreign Common Stocks	75,752,832	$17,791,722	–
Temporary Cash Investments	–	4,287,061	–
Total Value of Investment Securities	$1,009,891,098	$22,078,783	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$780	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$733,427,879
Gross tax appreciation of investments	$306,728,460
Gross tax depreciation of investments	(8,186,458)
Net tax appreciation (depreciation) of investments	$298,542,002

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

July 31, 2011

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 3.5%
Goodrich Corp.	235,400	$ 22,395,956
Honeywell International, Inc.	1,947,800	103,428,180
Textron, Inc.	1,233,900	28,540,107
United Technologies Corp.	1,617,300	133,977,132
		288,341,375
AIR FREIGHT & LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	1,754,900	121,474,178
AUTO COMPONENTS — 1.8%
Autoliv, Inc.	882,400	58,379,584
BorgWarner, Inc.(1)	1,067,600	85,002,312
		143,381,896
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	1,717,700	74,531,003
BEVERAGES — 4.3%
Coca-Cola Co. (The)	2,704,200	183,912,642
Hansen Natural Corp.(1)	285,200	21,852,024
PepsiCo, Inc.	2,325,300	148,912,212
		354,676,878
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	565,500	32,120,400
Amgen, Inc.(1)	714,700	39,094,090
Gilead Sciences, Inc.(1)	1,435,100	60,790,836
Human Genome Sciences, Inc.(1)	664,100	13,952,741
		145,958,067
CAPITAL MARKETS — 1.3%
BlackRock, Inc.	361,900	64,584,674
T. Rowe Price Group, Inc.	661,000	37,544,800
		102,129,474
CHEMICALS — 3.9%
E.I. du Pont de Nemours & Co.	2,500,100	128,555,142
LyondellBasell Industries NV, Class A	1,358,500	53,606,410
Monsanto Co.	652,600	47,953,048
PPG Industries, Inc.	496,300	41,788,460
Rockwood Holdings, Inc.(1)	681,400	41,204,258
Sigma-Aldrich Corp.	48,800	3,274,480
		316,381,798
COMMUNICATIONS EQUIPMENT — 2.8%
Brocade Communications Systems, Inc.(1)	3,177,500	17,412,700
Cisco Systems, Inc.	1,859,400	29,694,618
Polycom, Inc.(1)	353,600	9,557,808
QUALCOMM, Inc.	2,758,800	151,127,064
Riverbed Technology, Inc.(1)	802,800	22,984,164
		230,776,354
COMPUTERS & PERIPHERALS — 8.9%
Apple, Inc.(1)	1,230,200	480,368,496
Dell, Inc.(1)	3,502,900	56,887,096
EMC Corp.(1)	4,574,600	119,305,568

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
NetApp, Inc.(1)	1,493,200	$ 70,956,864
		727,518,024
CONSUMER FINANCE — 1.2%
American Express Co.	2,004,300	100,295,172
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	1,920,700	67,781,503
ELECTRICAL EQUIPMENT — 0.8%
Rockwell Automation, Inc.	942,500	67,633,800
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Jabil Circuit, Inc.	2,304,300	42,191,733
ENERGY EQUIPMENT & SERVICES — 4.5%
Core Laboratories NV	318,700	34,636,316
Halliburton Co.	1,729,100	94,633,643
Schlumberger Ltd.	2,633,100	237,953,247
		367,223,206
FOOD & STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	1,140,500	89,244,125
SYSCO Corp.	1,501,200	45,921,708
Walgreen Co.	2,094,100	81,753,664
		216,919,497
FOOD PRODUCTS — 1.4%
Hershey Co. (The)	718,200	40,535,208
Kellogg Co.	845,100	47,139,678
Mead Johnson Nutrition Co.	421,100	30,053,907
		117,728,793
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Becton, Dickinson & Co.	262,900	21,981,069
Cooper Cos., Inc. (The)	214,700	16,422,403
Covidien plc	1,528,300	77,622,357
DENTSPLY International, Inc.	523,700	19,842,993
Edwards Lifesciences Corp.(1)	349,900	24,965,365
Intuitive Surgical, Inc.(1)	88,500	35,448,675
Medtronic, Inc.	1,332,300	48,029,415
St. Jude Medical, Inc.	1,229,300	57,162,450
Zimmer Holdings, Inc.(1)	393,900	23,641,878
		325,116,605
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	2,244,000	121,759,440
UnitedHealth Group, Inc.	417,300	20,710,599
		142,470,039
HOTELS, RESTAURANTS & LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	104,400	33,886,152
McDonald's Corp.	1,583,400	136,932,432
Starbucks Corp.	1,923,500	77,113,115
Starwood Hotels & Resorts Worldwide, Inc.	1,347,600	74,064,096
		321,995,795
HOUSEHOLD DURABLES — 0.5%
Tempur-Pedic International, Inc.(1)	575,800	41,463,358
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	612,700	24,716,318

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Colgate-Palmolive Co.	913,000	$ 77,038,940
		101,755,258
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	3,359,700	60,172,227
INTERNET & CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)	500,900	111,460,268
Netflix, Inc.(1)	165,100	43,914,949
		155,375,217
INTERNET SOFTWARE & SERVICES — 2.8%
Google, Inc., Class A(1)	384,500	232,118,805
IT SERVICES — 4.3%
Accenture plc, Class A	1,802,500	106,599,850
International Business Machines Corp.	743,800	135,260,030
MasterCard, Inc., Class A	357,800	108,502,850
		350,362,730
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.(1)	555,700	33,392,013
MACHINERY — 3.0%
Caterpillar, Inc.	407,800	40,286,562
Deere & Co.	851,900	66,882,669
Eaton Corp.	959,500	46,008,025
Illinois Tool Works, Inc.	512,300	25,512,540
Joy Global, Inc.	707,200	66,420,224
		245,110,020
MEDIA — 2.7%
CBS Corp., Class B	1,592,000	43,573,040
DirecTV, Class A(1)	1,479,100	74,960,788
Interpublic Group of Cos., Inc. (The)	1,705,600	16,731,936
Scripps Networks Interactive, Inc., Class A	548,600	25,422,124
Viacom, Inc., Class B	1,286,700	62,302,014
		222,989,902
METALS & MINING — 1.7%
Cliffs Natural Resources, Inc.	849,600	76,311,072
Freeport-McMoRan Copper & Gold, Inc.	1,163,300	61,608,368
		137,919,440
MULTILINE RETAIL — 0.7%
Macy's, Inc.	1,951,400	56,336,918
OIL, GAS & CONSUMABLE FUELS — 7.3%
ConocoPhillips	277,500	19,977,225
Devon Energy Corp.	411,700	32,400,790
EOG Resources, Inc.	154,800	15,789,600
Exxon Mobil Corp.	4,464,200	356,198,518
Occidental Petroleum Corp.	847,300	83,187,914
Peabody Energy Corp.	323,900	18,614,533
Southwestern Energy Co.(1)	1,594,500	71,050,920
		597,219,500
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	295,500	31,000,905
PHARMACEUTICALS — 2.9%
Abbott Laboratories	2,303,100	118,195,092
Allergan, Inc.	911,000	74,073,410

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Teva Pharmaceutical Industries Ltd. ADR	936,900	$ 43,697,016
		235,965,518
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
AvalonBay Communities, Inc.	309,700	41,558,643
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Group, Inc., Class A(1)	1,328,900	28,970,020
ROAD & RAIL — 0.7%
Union Pacific Corp.	542,700	55,615,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom Corp., Class A(1)	2,321,900	86,072,833
Cree, Inc.(1)	656,900	21,585,734
GT Solar International, Inc.(1)	1,091,200	14,883,968
Linear Technology Corp.	1,512,332	44,311,328
Xilinx, Inc.	2,206,400	70,825,440
		237,679,303
SOFTWARE — 6.6%
Cerner Corp.(1)	278,600	18,524,114
Check Point Software Technologies Ltd.(1)	865,900	49,919,135
Citrix Systems, Inc.(1)	514,100	37,035,764
Electronic Arts, Inc.(1)	2,199,600	48,941,100
Microsoft Corp.	4,560,400	124,954,960
Oracle Corp.	4,008,000	122,564,640
Red Hat, Inc.(1)	1,164,400	48,997,952
salesforce.com, inc.(1)	243,600	35,251,356
VMware, Inc., Class A(1)	500,100	50,180,034
		536,369,055
SPECIALTY RETAIL — 1.6%
Home Depot, Inc. (The)	2,294,400	80,143,392
Limited Brands, Inc.	1,434,300	54,302,598
		134,445,990
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	804,300	51,925,608
Lululemon Athletica, Inc.(1)	367,400	22,242,396
		74,168,004
TOBACCO — 0.9%
Philip Morris International, Inc.	1,025,200	72,963,484
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Crown Castle International Corp.(1)	1,758,400	76,314,560
TOTAL COMMON STOCKS
(Cost $7,249,960,674)		8,033,791,956
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $63,103,794), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $61,477,331)		61,476,767
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $61,129,101), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $59,940,297)		59,939,847

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Value
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $37,439,731), in a joint trading account at 0.08%, dated
7/29/11, due 8/1/11 (Delivery value $36,682,048)
$ 36,681,803
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $158,098,417)	158,098,417
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $7,408,059,091)	8,191,890,373
OTHER ASSETS AND LIABILITIES — (0.1)%	(11,930,318)
TOTAL NET ASSETS — 100.0%	$8,179,960,055

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,587,088,892	–	–
Foreign Common Stocks	446,703,064	–	–
Temporary Cash Investments	–	$158,098,417	–
Total Value of Investment Securities	$8,033,791,956	$158,098,417	–

Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,419,203,073
Gross tax appreciation of investments	$929,996,912
Gross tax depreciation of investments	(157,309,612)
Net tax appreciation (depreciation) of investments	$772,687,300

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

July 31, 2011

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 3.4%
BE Aerospace, Inc.(1)	2,222,084	$ 88,438,943
TransDigm Group, Inc.(1)	541,600	48,781,912
		137,220,855
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	592,037	47,137,986
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	508,400	22,059,476
BEVERAGES — 0.7%
Hansen Natural Corp.(1)	387,700	29,705,574
BIOTECHNOLOGY — 2.6%
Alexion Pharmaceuticals, Inc.(1)	1,108,200	62,945,760
Grifols SA(1)	1,076,600	23,583,505
Vertex Pharmaceuticals, Inc.(1)	399,400	20,712,884
		107,242,149
CAPITAL MARKETS — 1.5%
KKR & Co. LP	1,352,700	19,817,055
Lazard Ltd., Class A	693,400	23,298,240
Raymond James Financial, Inc.	633,100	20,107,256
		63,222,551
CHEMICALS — 2.7%
Airgas, Inc.	492,200	33,814,140
Albemarle Corp.	1,163,100	77,439,198
		111,253,338
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Stericycle, Inc.(1)	463,100	38,029,772
COMMUNICATIONS EQUIPMENT — 1.6%
Aruba Networks, Inc.(1)	920,300	21,120,885
Polycom, Inc.(1)	1,608,000	43,464,240
		64,585,125
COMPUTERS & PERIPHERALS — 2.2%
Apple, Inc.(1)	224,927	87,829,495
CONSTRUCTION & ENGINEERING — 1.3%
Chicago Bridge & Iron Co. NV New York Shares	357,100	14,730,375
KBR, Inc.	860,300	30,669,695
Quanta Services, Inc.(1)	515,000	9,537,800
		54,937,870
CONSUMER FINANCE — 1.0%
Discover Financial Services	1,657,104	42,438,433
CONTAINERS & PACKAGING — 1.8%
Crown Holdings, Inc.(1)	1,174,900	45,127,909
Rock-Tenn Co., Class A	477,500	29,347,150
		74,475,059
DIVERSIFIED CONSUMER SERVICES — 1.1%
Weight Watchers International, Inc.	569,366	43,949,362
ELECTRICAL EQUIPMENT — 1.5%
Polypore International, Inc.(1)	599,359	40,756,412
Rockwell Automation, Inc.	289,600	20,781,696
		61,538,108

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
IPG Photonics Corp.(1)	281,500	$ 16,943,485
Jabil Circuit, Inc.	2,175,000	39,824,250
		56,767,735
ENERGY EQUIPMENT & SERVICES — 4.6%
Atwood Oceanics, Inc.(1)	451,300	21,075,710
National Oilwell Varco, Inc.	1,519,700	122,442,229
Oil States International, Inc.(1)	555,800	44,853,060
		188,370,999
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	491,900	38,491,175
Whole Foods Market, Inc.	1,284,300	85,662,810
		124,153,985
FOOD PRODUCTS — 2.4%
Green Mountain Coffee Roasters, Inc.(1)	250,300	26,018,685
J.M. Smucker Co. (The)	322,200	25,105,824
Mead Johnson Nutrition Co.	647,600	46,219,212
		97,343,721
GAS UTILITIES — 1.1%
National Fuel Gas Co.	605,100	43,797,138
HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
C.R. Bard, Inc.	353,000	34,834,040
Cooper Cos., Inc. (The)	422,600	32,324,674
MAKO Surgical Corp.(1)	705,000	20,311,050
Mettler-Toledo International, Inc.(1)	125,200	19,382,212
Sirona Dental Systems, Inc.(1)	495,100	25,042,158
Varian Medical Systems, Inc.(1)	690,600	43,342,056
		175,236,190
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Catalyst Health Solutions, Inc.(1)	373,200	24,455,796
Express Scripts, Inc.(1)	272,500	14,785,850
Omnicare, Inc.	859,200	26,205,600
		65,447,246
HEALTH CARE TECHNOLOGY — 2.9%
Allscripts Healthcare Solutions, Inc.(1)	1,378,100	25,012,515
SXC Health Solutions Corp.(1)	1,473,877	93,045,855
		118,058,370
HOTELS, RESTAURANTS & LEISURE — 3.0%
Arcos Dorados Holdings, Inc., Class A	1,057,534	24,809,748
Chipotle Mexican Grill, Inc.(1)	170,000	55,178,600
Panera Bread Co., Class A(1)	195,572	22,551,407
Royal Caribbean Cruises Ltd.(1)	601,800	18,427,116
		120,966,871
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	775,200	31,271,568
INTERNET & CATALOG RETAIL — 4.6%
Netflix, Inc.(1)	488,000	129,803,120
priceline.com, Inc.(1)	106,911	57,480,699
		187,283,819
INTERNET SOFTWARE & SERVICES — 1.9%
Baidu, Inc. ADR(1)	319,000	50,105,330
LinkedIn Corp., Class A(1)	8,329	841,479

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
VeriSign, Inc.	806,700	$ 25,177,107
		76,123,916
IT SERVICES — 4.3%
Alliance Data Systems Corp.(1)	541,800	53,280,612
Cognizant Technology Solutions Corp., Class A(1)	601,000	41,991,870
Teradata Corp.(1)	1,189,900	65,396,904
VeriFone Systems, Inc.(1)	393,800	15,503,906
		176,173,292
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.(1)	686,500	28,942,840
Illumina, Inc.(1)	655,600	40,942,220
		69,885,060
MACHINERY — 5.7%
AGCO Corp.(1)	674,300	31,975,306
Chart Industries, Inc.(1)	351,700	18,661,202
Cummins, Inc.	309,200	32,428,896
Graco, Inc.	514,200	22,588,806
Joy Global, Inc.	619,000	58,136,480
Titan International, Inc.	881,000	22,262,870
WABCO Holdings, Inc.(1)	764,200	48,182,810
		234,236,370
MEDIA — 1.4%
CBS Corp., Class B	894,900	24,493,413
Focus Media Holding Ltd. ADR(1)	645,000	21,214,050
Imax Corp.(1)	539,300	10,225,128
		55,932,591
METALS & MINING — 0.9%
Cliffs Natural Resources, Inc.	392,500	35,254,350
OIL, GAS & CONSUMABLE FUELS — 5.6%
Cabot Oil & Gas Corp.	512,500	37,966,000
Concho Resources, Inc.(1)	634,900	59,413,942
Linn Energy LLC	1,377,500	55,141,325
SandRidge Energy, Inc.(1)	6,589,400	75,909,888
		228,431,155
PHARMACEUTICALS — 1.1%
Questcor Pharmaceuticals, Inc.(1)	338,900	10,522,845
Shire plc ADR	328,000	34,112,000
		44,634,845
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
CB Richard Ellis Group, Inc., Class A(1)	2,411,200	52,564,160
ROAD & RAIL — 1.3%
J.B. Hunt Transport Services, Inc.	473,600	21,425,664
Kansas City Southern(1)	537,500	31,900,625
		53,326,289
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	2,531,900	24,270,966
Atmel Corp.(1)	821,400	9,938,940
Cavium, Inc.(1)	712,500	24,574,125
Cypress Semiconductor Corp.(1)	3,102,100	63,841,218
		122,625,249
SOFTWARE — 6.2%
Check Point Software Technologies Ltd.(1)	850,700	49,042,855

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Citrix Systems, Inc.(1)	692,792	$ 49,908,736
CommVault Systems, Inc.(1)	441,100	17,079,392
Informatica Corp.(1)	660,600	33,776,478
NetSuite, Inc.(1)	660,619	25,902,871
salesforce.com, inc.(1)	344,800	49,896,008
Solera Holdings, Inc.	507,500	28,359,100
		253,965,440
SPECIALTY RETAIL — 5.7%
Abercrombie & Fitch Co., Class A	287,700	21,036,624
O'Reilly Automotive, Inc.(1)	1,271,600	75,660,200
PetSmart, Inc.	1,126,500	48,462,030
Ulta Salon Cosmetics & Fragrance, Inc.(1)	718,500	45,287,055
Williams-Sonoma, Inc.	1,133,200	41,951,064
		232,396,973
TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Fossil, Inc.(1)	433,200	54,440,244
Lululemon Athletica, Inc.(1)	780,600	47,257,524
		101,697,768
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	1,806,900	60,802,185
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
NII Holdings, Inc.(1)	752,300	31,859,905
SBA Communications Corp., Class A(1)	801,132	30,579,208
		62,439,113
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $3,122,771,406)		4,054,811,551
OTHER ASSETS AND LIABILITIES — 0.7%		28,283,461
TOTAL NET ASSETS — 100.0%		$4,083,095,012

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
12,087,527	EUR for USD	UBS AG	8/31/11	$17,358,051	$177,203
11,431,814	GBP for USD	Bank of America	8/31/11	18,759,225	3,530
				$36,117,276	$180,733
(Value on Settlement Date $36,298,009)

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	89.1%
Canada	3.7%
People's Republic of China	1.7%
Israel	1.2%
Ireland	0.8%
Argentina	0.6%
United Kingdom	0.6%
Spain	0.6%
Bermuda	0.6%
Netherlands	0.4%
Other Assets and Liabilities	0.7%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators..

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Heritage – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,639,115,975	–	–
Foreign Common Stocks	367,841,105	$47,854,471	–
Total Value of Investment Securities	$4,006,957,080	$47,854,471	–
Other Financial Instruments
Total Unrealized Gain (Loss) Forward Foreign Currency Exchange Contracts	–	$180,733	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,126,895,905
Gross tax appreciation of investments	$985,820,128
Gross tax depreciation of investments	(57,904,482)
Net tax appreciation (depreciation) of investments	$927,915,646

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

July 31, 2011

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.8%
BE Aerospace, Inc.(1)	15,228	$ 606,074
TransDigm Group, Inc.(1)	7,908	712,274
Triumph Group, Inc.	35,396	1,905,721
		3,224,069
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp.	4,780	148,945
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	90,052	1,032,897
Amerigon, Inc.(1)	11,287	189,847
Goodyear Tire & Rubber Co. (The)(1)	32,678	528,403
Tenneco, Inc.(1)	16,521	659,849
		2,410,996
BEVERAGES — 0.4%
Hansen Natural Corp.(1)	9,134	699,847
BIOTECHNOLOGY — 2.7%
Acorda Therapeutics, Inc.(1)	6,007	170,599
Alkermes, Inc.(1)	12,748	219,776
Amylin Pharmaceuticals, Inc.(1)	18,055	215,035
BioMarin Pharmaceutical, Inc.(1)	15,093	471,355
Cepheid, Inc.(1)	8,725	329,456
Cubist Pharmaceuticals, Inc.(1)	8,416	285,892
Human Genome Sciences, Inc.(1)	25,037	526,027
Incyte Corp. Ltd.(1)	12,894	224,871
Onyx Pharmaceuticals, Inc.(1)	9,140	301,437
Pharmasset, Inc.(1)	4,914	596,461
Regeneron Pharmaceuticals, Inc.(1)	9,839	522,057
Seattle Genetics, Inc.(1)	13,237	225,426
Theravance, Inc.(1)	8,685	185,685
United Therapeutics Corp.(1)	7,070	405,677
		4,679,754
CAPITAL MARKETS — 0.9%
Eaton Vance Corp.	15,185	407,262
Lazard Ltd., Class A	13,643	458,405
SEI Investments Co.	18,137	358,750
Triangle Capital Corp.	23,551	404,841
		1,629,258
CHEMICALS — 3.5%
Airgas, Inc.	10,751	738,594
Albemarle Corp.	15,607	1,039,114
Balchem Corp.	14,307	626,217
Calgon Carbon Corp.(1)	11,430	170,193
Flotek Industries, Inc.(1)	19,829	186,987
H.B. Fuller Co.	14,717	336,431
International Flavors & Fragrances, Inc.	11,170	683,269
Intrepid Potash, Inc.(1)	12,450	413,963
NewMarket Corp.	2,107	345,590
OM Group, Inc.(1)	4,847	175,849
Solutia, Inc.(1)	39,426	845,293

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
TPC Group, Inc.(1)	14,328	$ 575,269
		6,136,769
COMMERCIAL BANKS — 1.8%
Cathay General Bancorp.	40,519	561,593
Home Bancshares, Inc.	20,775	489,667
Pinnacle Financial Partners, Inc.(1)	31,264	476,776
Sandy Spring Bancorp, Inc.	4,073	72,785
Signature Bank(1)	10,232	605,325
Texas Capital Bancshares, Inc.(1)	23,004	628,699
West Coast Bancorp.(1)	13,950	227,106
		3,061,951
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Deluxe Corp.	20,457	481,558
G&K Services, Inc., Class A	13,402	456,606
Steelcase, Inc., Class A	75,776	752,455
Team, Inc.(1)	7,513	200,973
		1,891,592
COMMUNICATIONS EQUIPMENT — 1.8%
Acme Packet, Inc.(1)	12,469	734,674
JDS Uniphase Corp.(1)	23,332	306,816
Netgear, Inc.(1)	21,241	699,041
Polycom, Inc.(1)	22,704	613,689
Riverbed Technology, Inc.(1)	11,772	337,033
ShoreTel, Inc.(1)	17,768	151,383
Sycamore Networks, Inc.	12,869	253,519
		3,096,155
COMPUTERS & PERIPHERALS — 0.1%
USA Technologies, Inc.(1)	122,594	247,640
CONSUMER FINANCE — 1.4%
EZCORP, Inc., Class A(1)	35,436	1,179,310
World Acceptance Corp.(1)	18,904	1,204,563
		2,383,873
CONTAINERS & PACKAGING — 1.4%
Ball Corp.	22,319	865,977
Crown Holdings, Inc.(1)	24,807	952,837
Rock-Tenn Co., Class A	9,004	553,386
		2,372,200
DIVERSIFIED CONSUMER SERVICES — 1.8%
DeVry, Inc.	9,070	563,610
Hillenbrand, Inc.	10,112	221,352
ITT Educational Services, Inc.(1)	4,518	387,057
K12, Inc.(1)	3,731	119,690
Sotheby's	17,748	751,628
Steiner Leisure, Ltd.(1)	16,193	787,304
Strayer Education, Inc.	2,081	253,153
		3,083,794
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Encore Capital Group, Inc.(1)	3,860	105,571
MSCI, Inc., Class A(1)	14,241	505,413
		610,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Premiere Global Services, Inc.(1)	33,927	287,022

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Vonage Holdings Corp.(1)	80,193	$ 321,574
		608,596
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	21,566	916,555
Franklin Electric Co., Inc.	6,128	267,487
		1,184,042
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Cognex Corp.	38,168	1,295,804
FARO Technologies, Inc.(1)	2,631	107,239
FLIR Systems, Inc.	15,054	413,383
KEMET Corp.(1)	60,523	738,381
Littelfuse, Inc.	29,611	1,512,826
Measurement Specialties, Inc.(1)	6,212	202,884
MTS Systems Corp.	4,140	163,157
Trimble Navigation Ltd.(1)	17,893	636,633
		5,070,307
ENERGY EQUIPMENT & SERVICES — 4.6%
Basic Energy Services, Inc.(1)	45,597	1,476,887
Complete Production Services, Inc.(1)	36,787	1,430,278
Core Laboratories NV	6,529	709,572
Dresser-Rand Group, Inc.(1)	10,523	562,139
Helmerich & Payne, Inc.	12,199	842,341
Matrix Service Co.(1)	13,606	189,667
Newpark Resources, Inc.(1)	26,260	243,955
Oceaneering International, Inc.	15,499	669,557
Pioneer Drilling Co.(1)	114,314	1,859,889
		7,984,285
FOOD & STAPLES RETAILING — 3.1%
Andersons, Inc. (The)	29,598	1,216,774
Pantry, Inc. (The)(1)	44,514	793,239
PriceSmart, Inc.	34,064	1,993,425
Spartan Stores, Inc.	16,370	289,094
Winn-Dixie Stores, Inc.(1)	131,518	1,181,032
		5,473,564
FOOD PRODUCTS — 0.4%
B&G Foods, Inc.	32,658	613,644
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Align Technology, Inc.(1)	8,920	196,151
Gen-Probe, Inc.(1)	6,730	407,502
Haemonetics Corp.(1)	3,805	249,227
Hill-Rom Holdings, Inc.	7,375	275,014
IDEXX Laboratories, Inc.(1)	7,868	652,572
Integra LifeSciences Holdings Corp.(1)	3,384	152,517
Masimo Corp.	7,860	218,351
Mettler-Toledo International, Inc.(1)	4,263	659,955
NuVasive, Inc.(1)	5,904	168,972
ResMed, Inc.(1)	20,972	635,242
Sirona Dental Systems, Inc.(1)	6,985	353,301
STERIS Corp.	8,697	304,308
Thoratec Corp.(1)	8,510	286,702
Volcano Corp.(1)	7,628	239,595
		4,799,409

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.3%
AMERIGROUP Corp.(1)	4,000	$ 220,000
Brookdale Senior Living, Inc.(1)	11,016	235,632
Catalyst Health Solutions, Inc.(1)	5,745	376,470
Chemed Corp.	3,013	183,220
Health Management Associates, Inc., Class A(1)	34,084	323,798
Healthspring, Inc.(1)	4,890	200,686
HMS Holdings Corp.(1)	3,860	291,816
Lincare Holdings, Inc.	12,706	325,147
Mednax, Inc.(1)	6,368	434,043
Owens & Minor, Inc.	7,726	235,643
Patterson Cos., Inc.	6,366	196,327
PSS World Medical, Inc.(1)	8,401	201,036
Universal Health Services, Inc., Class B	11,884	589,922
WellCare Health Plans, Inc.(1)	5,553	243,499
		4,057,239
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc.(1)	20,875	378,881
athenahealth, Inc.(1)	4,984	293,010
Quality Systems, Inc.	2,923	267,045
SXC Health Solutions Corp.(1)	8,377	528,840
		1,467,776
HOTELS, RESTAURANTS & LEISURE — 0.5%
Ameristar Casinos, Inc.	13,264	294,461
Papa John's International, Inc.(1)	18,081	564,308
		858,769
HOUSEHOLD DURABLES — 2.8%
Tempur-Pedic International, Inc.(1)	60,479	4,355,093
Tupperware Brands Corp.	7,892	493,171
		4,848,264
HOUSEHOLD PRODUCTS — 0.5%
Central Garden and Pet Co.(1)	37,694	336,984
Church & Dwight Co., Inc.	12,659	510,664
		847,648
INDUSTRIAL CONGLOMERATES — 0.7%
Raven Industries, Inc.	24,652	1,302,365
INSURANCE — 0.9%
AMERISAFE, Inc.(1)	32,130	691,116
Amtrust Financial Services, Inc.	37,858	879,063
		1,570,179
INTERNET & CATALOG RETAIL — 0.6%
priceline.com, Inc.(1)	1,933	1,039,277
INTERNET SOFTWARE & SERVICES — 4.3%
Ancestry.com, Inc.(1)	16,146	574,959
Dice Holdings, Inc.(1)	93,784	1,293,282
Equinix, Inc.(1)	6,307	658,892
Keynote Systems, Inc.	65,385	1,565,971
KIT Digital, Inc.(1)	7,805	90,928
Liquidity Services, Inc.(1)	10,411	251,738
Rackspace Hosting, Inc.(1)	13,227	529,080
SciQuest, Inc.(1)	4,975	84,724
ValueClick, Inc.(1)	66,784	1,206,119

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Vocus, Inc.(1)	45,333	$ 1,295,164
		7,550,857
IT SERVICES — 2.1%
Alliance Data Systems Corp.(1)	8,023	788,982
Broadridge Financial Solutions, Inc.	16,850	388,561
ExlService Holdings, Inc.(1)	7,412	172,996
Global Payments, Inc.	10,603	502,688
Heartland Payment Systems, Inc.	36,339	764,572
MAXIMUS, Inc.	14,220	549,319
VeriFone Systems, Inc.(1)	10,948	431,023
		3,598,141
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Polaris Industries, Inc.	18,173	2,154,409
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bruker Corp.(1)	12,077	207,966
Charles River Laboratories International, Inc.(1)	6,900	272,895
Covance, Inc.(1)	8,361	478,667
PAREXEL International Corp.(1)	8,045	165,164
Pharmaceutical Product Development, Inc.	13,763	396,787
TECHNE Corp.	5,182	392,744
		1,914,223
MACHINERY — 9.0%
AGCO Corp.(1)	15,222	721,827
Blount International, Inc.(1)	28,081	466,987
Cascade Corp.	8,345	417,167
CLARCOR, Inc.	28,582	1,259,323
Donaldson Co., Inc.	10,339	572,574
EnPro Industries, Inc.(1)	8,691	401,872
Gardner Denver, Inc.	7,603	648,460
Kadant, Inc.(1)	16,722	439,956
Lindsay Corp.	30,109	1,905,900
Middleby Corp.(1)	7,901	667,476
NACCO Industries, Inc., Class A	1,713	155,677
Pall Corp.	17,121	848,859
Robbins & Myers, Inc.	28,245	1,362,539
Sauer-Danfoss, Inc.(1)	53,395	2,536,262
Titan International, Inc.	102,426	2,588,305
Twin Disc, Inc.	3,659	139,042
WABCO Holdings, Inc.(1)	9,350	589,518
		15,721,744
MEDIA — 0.9%
MDC Partners, Inc., Class A	47,051	939,608
Sinclair Broadcast Group, Inc., Class A	60,669	601,230
		1,540,838
METALS & MINING — 2.8%
Allied Nevada Gold Corp.(1)	29,742	1,133,170
Compass Minerals International, Inc.	4,950	389,763
Globe Specialty Metals, Inc.	52,864	1,220,101
Haynes International, Inc.	16,451	1,030,491
Materion Corp.(1)	22,290	849,695
RTI International Metals, Inc.(1)	8,415	269,869
		4,893,089

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.2%
Berry Petroleum Co., Class A	14,058	$ 806,226
Cabot Oil & Gas Corp.	14,325	1,061,196
Crosstex Energy LP	51,147	873,591
Goodrich Petroleum Corp.(1)	24,459	485,022
Gulfport Energy Corp.(1)	29,431	1,073,054
Rosetta Resources, Inc.(1)	20,222	1,046,893
SandRidge Energy, Inc.(1)	54,287	625,386
Stone Energy Corp.(1)	27,297	886,061
W&T Offshore, Inc.	17,193	465,931
Western Refining, Inc.(1)	83,212	1,700,021
		9,023,381
PAPER & FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.	20,959	563,588
PERSONAL PRODUCTS — 0.8%
Herbalife Ltd.	16,079	895,922
Inter Parfums, Inc.	9,584	192,063
Prestige Brands Holdings, Inc.(1)	29,673	362,604
		1,450,589
PHARMACEUTICALS — 0.7%
Endo Pharmaceuticals Holdings, Inc.(1)	15,455	575,699
Impax Laboratories, Inc.(1)	7,803	165,267
Medicis Pharmaceutical Corp., Class A	6,559	243,864
Salix Pharmaceuticals Ltd.(1)	7,967	308,960
		1,293,790
PROFESSIONAL SERVICES — 0.4%
Kelly Services, Inc., Class A(1)	11,097	173,668
Robert Half International, Inc.	20,495	561,153
		734,821
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Ashford Hospitality Trust, Inc.	40,463	441,047
Digital Realty Trust, Inc.	12,610	771,858
Education Realty Trust, Inc.	84,492	741,840
Federal Realty Investment Trust	6,130	535,394
Home Properties, Inc.	8,250	540,540
Lexington Realty Trust	22,461	188,673
Medical Properties Trust, Inc.	113,299	1,332,396
Post Properties, Inc.	27,978	1,186,267
Rayonier, Inc.	10,293	663,384
Sovran Self Storage, Inc.	12,153	492,804
		6,894,203
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Jones Lang LaSalle, Inc.	4,400	374,528
ROAD & RAIL — 1.0%
Hertz Global Holdings, Inc.(1)	27,139	381,846
J.B. Hunt Transport Services, Inc.	11,972	541,613
Kansas City Southern(1)	13,286	788,524
		1,711,983
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Atmel Corp.(1)	56,475	683,348
CEVA, Inc.(1)	25,062	757,374
Cypress Semiconductor Corp.(1)	23,173	476,900

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Entegris, Inc.(1)	47,498	$ 407,058
GT Solar International, Inc.(1)	87,912	1,199,120
National Semiconductor Corp.	31,213	771,585
ON Semiconductor Corp.(1)	59,192	514,378
Photronics, Inc.(1)	74,379	556,355
Skyworks Solutions, Inc.(1)	19,895	503,542
Ultratech, Inc.(1)	39,220	1,033,447
		6,903,107
SOFTWARE — 6.8%
ACI Worldwide, Inc.(1)	23,432	847,301
Allot Communications Ltd.(1)	22,897	339,333
ANSYS, Inc.(1)	11,824	598,294
Ariba, Inc.(1)	12,062	398,890
Clicksoftware Technologies Ltd.	23,403	212,031
FactSet Research Systems, Inc.	5,643	519,664
Fortinet, Inc.(1)	15,749	320,020
Informatica Corp.(1)	14,760	754,679
Interactive Intelligence Group, Inc.(1)	10,954	416,362
Kenexa Corp.(1)	61,340	1,568,464
MICROS Systems, Inc.(1)	10,682	523,097
Nuance Communications, Inc.(1)	31,781	635,938
Opnet Technologies, Inc.	15,060	516,709
Perfect World Co. Ltd. ADR(1)	38,719	766,249
PROS Holdings, Inc.(1)	28,382	463,194
Rovi Corp.(1)	12,309	652,008
Solera Holdings, Inc.	9,000	502,920
Taleo Corp., Class A(1)	11,761	389,289
TIBCO Software, Inc.(1)	25,118	654,073
VASCO Data Security International, Inc.(1)	45,588	441,292
Websense, Inc.(1)	15,509	351,744
		11,871,551
SPECIALTY RETAIL — 4.5%
Abercrombie & Fitch Co., Class A	10,142	741,583
CarMax, Inc.(1)	21,580	689,913
Cato Corp. (The), Class A	8,941	248,739
Charming Shoppes, Inc.(1)	42,348	173,627
DSW, Inc., Class A(1)	5,859	310,410
Genesco, Inc.(1)	11,751	608,702
Lithia Motors, Inc., Class A	98,015	2,023,030
PetSmart, Inc.	16,479	708,926
Tractor Supply Co.	25,497	1,680,762
Vitamin Shoppe, Inc.(1)	16,201	705,715
		7,891,407
TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Crocs, Inc.(1)	23,935	749,883
Deckers Outdoor Corp.(1)	8,111	805,017
Fossil, Inc.(1)	7,041	884,842
G-III Apparel Group Ltd.(1)	16,070	496,081
Iconix Brand Group, Inc.(1)	102,314	2,386,986
Oxford Industries, Inc.	14,448	566,073
		5,888,882

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.8%
CAI International, Inc.(1)	9,878	$ 173,359
DXP Enterprises, Inc.(1)	9,702	263,797
Rush Enterprises, Inc., Class A(1)	7,737	154,663
Titan Machinery, Inc.(1)	53,450	1,411,614
United Rentals, Inc.(1)	49,973	1,149,879
		3,153,312
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
MetroPCS Communications, Inc.(1)	37,010	602,523
SBA Communications Corp., Class A(1)	14,922	569,573
		1,172,096
TOTAL COMMON STOCKS
(Cost $147,233,056)		173,703,730
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $401,838), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $391,481)		391,477
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $389,263), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $381,693)		381,690
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $238,412), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $233,588)		233,586
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,006,753)		1,006,753
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $148,239,809)		174,710,483
OTHER ASSETS AND LIABILITIES — (0.2)%		(284,813)
TOTAL NET ASSETS — 100.0%		$174,425,670

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$173,703,730	–	–
Temporary Cash Investments	–	$1,006,753	–
Total Value of Investment Securities	$173,703,730	$1,006,753	–

New Opportunities – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,379,718
Gross tax appreciation of investments	$30,425,830
Gross tax depreciation of investments	(4,095,065)
Net tax appreciation (depreciation) of investments	$26,330,765

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

July 31, 2011

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 3.5%
Goodrich Corp.	12,785	$ 1,216,365
Honeywell International, Inc.	105,288	5,590,793
Textron, Inc.	66,892	1,547,212
United Technologies Corp.	87,703	7,265,316
		15,619,686
AIR FREIGHT & LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	95,136	6,585,314
AUTO COMPONENTS — 1.7%
Autoliv, Inc.	48,175	3,187,258
BorgWarner, Inc.(1)	57,518	4,579,583
		7,766,841
AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	93,516	4,057,659
BEVERAGES — 4.8%
Coca-Cola Co. (The)	161,203	10,963,416
Hansen Natural Corp.(1)	15,483	1,186,307
PepsiCo, Inc.	141,590	9,067,424
		21,217,147
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	30,736	1,745,805
Amgen, Inc.(1)	38,824	2,123,673
Gilead Sciences, Inc.(1)	77,957	3,302,259
Human Genome Sciences, Inc.(1)	36,038	757,158
		7,928,895
CAPITAL MARKETS — 1.2%
BlackRock, Inc.	19,625	3,502,278
T. Rowe Price Group, Inc.	35,845	2,035,996
		5,538,274
CHEMICALS — 3.9%
E.I. du Pont de Nemours & Co.	135,411	6,962,834
LyondellBasell Industries NV, Class A	73,785	2,911,556
Monsanto Co.	35,592	2,615,300
PPG Industries, Inc.	26,956	2,269,695
Rockwood Holdings, Inc.(1)	37,015	2,238,297
Sigma-Aldrich Corp.	2,651	177,882
		17,175,564
COMMUNICATIONS EQUIPMENT — 2.8%
Brocade Communications Systems, Inc.(1)	172,544	945,541
Cisco Systems, Inc.	101,264	1,617,186
Polycom, Inc.(1)	19,205	519,112
QUALCOMM, Inc.	149,927	8,213,001
Riverbed Technology, Inc.(1)	42,551	1,218,235
		12,513,075
COMPUTERS & PERIPHERALS — 8.9%
Apple, Inc.(1)	66,702	26,045,797
Dell, Inc.(1)	190,365	3,091,528
EMC Corp.(1)	248,607	6,483,670

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
NetApp, Inc.(1)	81,148	$ 3,856,153
		39,477,148
CONSUMER FINANCE — 1.2%
American Express Co.	108,270	5,417,831
DIVERSIFIED — 0.2%
iShares Russell 1000 Growth Index Fund	11,830	710,746
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	104,624	3,692,181
ELECTRICAL EQUIPMENT — 0.8%
Rockwell Automation, Inc.	51,110	3,667,654
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Jabil Circuit, Inc.	124,017	2,270,751
ENERGY EQUIPMENT & SERVICES — 4.5%
Core Laboratories NV	17,238	1,873,426
Halliburton Co.	94,170	5,153,924
Schlumberger Ltd.	142,729	12,898,420
		19,925,770
FOOD & STAPLES RETAILING — 2.6%
Costco Wholesale Corp.	61,431	4,806,976
SYSCO Corp.	81,945	2,506,697
Walgreen Co.	113,252	4,421,358
		11,735,031
FOOD PRODUCTS — 1.7%
Hershey Co. (The)	39,122	2,208,046
Kellogg Co.	63,839	3,560,939
Mead Johnson Nutrition Co.	22,946	1,637,656
		7,406,641
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Becton, Dickinson & Co.	13,976	1,168,533
Cooper Cos., Inc. (The)	11,656	891,568
Covidien plc	82,956	4,213,335
DENTSPLY International, Inc.	28,444	1,077,743
Edwards Lifesciences Corp.(1)	18,918	1,349,799
Intuitive Surgical, Inc.(1)	4,810	1,926,646
Medtronic, Inc.	72,404	2,610,164
St. Jude Medical, Inc.	66,806	3,106,479
Zimmer Holdings, Inc.(1)	21,381	1,283,288
		17,627,555
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Express Scripts, Inc.(1)	121,257	6,579,405
UnitedHealth Group, Inc.	22,175	1,100,545
		7,679,950
HOTELS, RESTAURANTS & LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	5,695	1,848,483
McDonald's Corp.	85,596	7,402,342
Starbucks Corp.	103,757	4,159,618
Starwood Hotels & Resorts Worldwide, Inc.	73,158	4,020,764
		17,431,207
HOUSEHOLD DURABLES — 0.5%
Tempur-Pedic International, Inc.(1)	31,224	2,248,440

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	32,614	$ 1,315,649
Colgate-Palmolive Co.	60,993	5,146,589
		6,462,238
INDUSTRIAL CONGLOMERATES — 0.7%
General Electric Co.	182,135	3,262,038
INTERNET & CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)	27,163	6,044,311
Netflix, Inc.(1)	9,007	2,395,772
		8,440,083
INTERNET SOFTWARE & SERVICES — 2.8%
Google, Inc., Class A(1)	20,799	12,556,148
IT SERVICES — 4.3%
Accenture plc, Class A	97,331	5,756,155
International Business Machines Corp.	40,162	7,303,460
MasterCard, Inc., Class A	19,409	5,885,779
		18,945,394
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.(1)	30,134	1,810,752
MACHINERY — 3.0%
Caterpillar, Inc.	21,910	2,164,489
Deere & Co.	45,903	3,603,845
Eaton Corp.	52,114	2,498,866
Illinois Tool Works, Inc.	27,825	1,385,685
Joy Global, Inc.	38,583	3,623,715
		13,276,600
MEDIA — 2.7%
CBS Corp., Class B	86,915	2,378,863
DirecTV, Class A(1)	80,286	4,068,883
Interpublic Group of Cos., Inc. (The)	92,638	908,779
Scripps Networks Interactive, Inc., Class A	29,780	1,380,005
Viacom, Inc., Class B	70,109	3,394,678
		12,131,208
METALS & MINING — 1.7%
Cliffs Natural Resources, Inc.	45,945	4,126,780
Freeport-McMoRan Copper & Gold, Inc.	63,414	3,358,405
		7,485,185
MULTILINE RETAIL — 0.7%
Macy's, Inc.	105,922	3,057,968
OIL, GAS & CONSUMABLE FUELS — 7.3%
ConocoPhillips	15,117	1,088,273
Devon Energy Corp.	21,820	1,717,234
EOG Resources, Inc.	8,428	859,656
Exxon Mobil Corp.	242,468	19,346,522
Occidental Petroleum Corp.	45,675	4,484,371
Peabody Energy Corp.	17,658	1,014,805
Southwestern Energy Co.(1)	86,603	3,859,030
		32,369,891
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	16,040	1,682,756

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
PHARMACEUTICALS — 2.9%
Abbott Laboratories	124,448	$ 6,386,671
Allergan, Inc.	49,684	4,039,806
Teva Pharmaceutical Industries Ltd. ADR	50,990	2,378,174
		12,804,651
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
AvalonBay Communities, Inc.	16,875	2,264,456
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CB Richard Ellis Group, Inc., Class A(1)	72,178	1,573,480
ROAD & RAIL — 0.7%
Union Pacific Corp.	29,421	3,015,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Broadcom Corp., Class A(1)	125,912	4,667,558
Cree, Inc.(1)	35,783	1,175,829
GT Solar International, Inc.(1)	58,483	797,708
Linear Technology Corp.	82,136	2,406,585
Xilinx, Inc.	119,944	3,850,203
		12,897,883
SOFTWARE — 6.6%
Cerner Corp.(1)	15,132	1,006,127
Check Point Software Technologies Ltd.(1)	47,030	2,711,279
Citrix Systems, Inc.(1)	27,947	2,013,302
Electronic Arts, Inc.(1)	119,280	2,653,980
Microsoft Corp.	247,608	6,784,459
Oracle Corp.	217,815	6,660,783
Red Hat, Inc.(1)	63,369	2,666,568
salesforce.com, inc.(1)	13,223	1,913,500
VMware, Inc., Class A(1)	27,241	2,733,362
		29,143,360
SPECIALTY RETAIL — 1.6%
Home Depot, Inc. (The)	124,650	4,354,025
Limited Brands, Inc.	77,779	2,944,713
		7,298,738
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Coach, Inc.	43,877	2,832,699
Lululemon Athletica, Inc.(1)	20,042	1,213,343
		4,046,042
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Crown Castle International Corp.(1)	95,811	4,158,197
TOTAL COMMON STOCKS
(Cost $359,930,594)		436,375,492
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $3,766,751), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $3,669,666)		3,669,636
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $3,648,879), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $3,577,918)	3,577,891

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Value
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $2,234,829), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $2,189,602)
$ 2,189,587
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,437,114)	9,437,114
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $369,367,708)	445,812,606
OTHER ASSETS AND LIABILITIES — (0.3)%	(1,326,397)
TOTAL NET ASSETS — 100.0%	$444,486,209

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$412,130,966	–	–
Foreign Common Stocks	24,244,526	–	–
Temporary Cash Investments	–	$9,437,114	–
Total Value of Investment Securities	$436,375,492	$9,437,114	–

NT Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$374,103,990
Gross tax appreciation of investments	$77,769,391
Gross tax depreciation of investments	(6,060,775)
Net tax appreciation (depreciation) of investments	$71,708,616

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

July 31, 2011

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.2%
AEROSPACE & DEFENSE — 3.9%
BE Aerospace, Inc.(1)	109,900	$ 4,374,020
TransDigm Group, Inc.(1)	39,700	3,575,779
		7,949,799
AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	13,500	825,120
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	31,702	2,524,113
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	26,600	1,154,174
BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	61,300	3,481,840
Vertex Pharmaceuticals, Inc.(1)	21,600	1,120,176
		4,602,016
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.(1)	12,800	1,335,424
American Capital Ltd.(1)	148,800	1,438,896
KKR & Co. LP	75,863	1,111,393
		3,885,713
CHEMICALS — 2.3%
Albemarle Corp.	48,500	3,229,130
International Flavors & Fragrances, Inc.	24,900	1,523,133
		4,752,263
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	27,500	2,258,300
COMMUNICATIONS EQUIPMENT — 1.3%
Aruba Networks, Inc.(1)	36,900	846,855
Polycom, Inc.(1)	69,900	1,889,397
		2,736,252
CONSTRUCTION & ENGINEERING — 0.7%
KBR, Inc.	42,300	1,507,995
CONSUMER FINANCE — 1.2%
Discover Financial Services	99,500	2,548,195
CONTAINERS & PACKAGING — 1.2%
Crown Holdings, Inc.(1)	66,200	2,542,742
DIVERSIFIED CONSUMER SERVICES — 0.7%
Weight Watchers International, Inc.	19,800	1,528,362
ELECTRICAL EQUIPMENT — 1.6%
Polypore International, Inc.(1)	32,382	2,201,976
Rockwell Automation, Inc.	16,100	1,155,336
		3,357,312
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
IPG Photonics Corp.(1)	15,000	902,850
Trimble Navigation Ltd.(1)	27,000	960,660
		1,863,510
ENERGY EQUIPMENT & SERVICES — 4.9%
Atwood Oceanics, Inc.(1)	22,800	1,064,760
CARBO Ceramics, Inc.	9,600	1,498,272
Core Laboratories NV	11,800	1,282,424

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
National Oilwell Varco, Inc.	75,500	$ 6,083,035
		9,928,491
FOOD & STAPLES RETAILING — 2.7%
Whole Foods Market, Inc.	82,700	5,516,090
FOOD PRODUCTS — 2.2%
Green Mountain Coffee Roasters, Inc.(1)	13,500	1,403,325
J.M. Smucker Co. (The)	15,200	1,184,384
Mead Johnson Nutrition Co.	26,400	1,884,168
		4,471,877
HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
C.R. Bard, Inc.	20,500	2,022,940
Cooper Cos., Inc. (The)	26,400	2,019,336
Edwards Lifesciences Corp.(1)	11,900	849,065
MAKO Surgical Corp.(1)	33,100	953,611
Mettler-Toledo International, Inc.(1)	13,700	2,120,897
Varian Medical Systems, Inc.(1)	27,500	1,725,900
		9,691,749
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Catalyst Health Solutions, Inc.(1)	16,000	1,048,480
HEALTH CARE TECHNOLOGY — 2.4%
SXC Health Solutions Corp.(1)	78,100	4,930,453
HOTELS, RESTAURANTS & LEISURE — 2.9%
Arcos Dorados Holdings, Inc., Class A	47,100	1,104,966
Chipotle Mexican Grill, Inc.(1)	8,800	2,856,304
Panera Bread Co., Class A(1)	16,500	1,902,615
		5,863,885
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	56,100	2,263,074
INTERNET & CATALOG RETAIL — 4.2%
Netflix, Inc.(1)	20,900	5,559,191
priceline.com, Inc.(1)	5,700	3,064,605
		8,623,796
INTERNET SOFTWARE & SERVICES — 2.4%
Baidu, Inc. ADR(1)	15,200	2,387,464
MercadoLibre, Inc.	12,034	955,740
VeriSign, Inc.	47,900	1,494,959
		4,838,163
IT SERVICES — 4.2%
Alliance Data Systems Corp.(1)	27,500	2,704,350
Cognizant Technology Solutions Corp., Class A(1)	25,200	1,760,724
Teradata Corp.(1)	56,000	3,077,760
VeriFone Systems, Inc.(1)	24,800	976,376
		8,519,210
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.(1)	29,300	1,235,288
Illumina, Inc.(1)	35,200	2,198,240
Waters Corp.(1)	18,500	1,625,965
		5,059,493
MACHINERY — 5.5%
AGCO Corp.(1)	55,800	2,646,036
Cummins, Inc.	10,000	1,048,800
Joy Global, Inc.	32,000	3,005,440

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Titan International, Inc.	57,863	$ 1,462,198
Trinity Industries, Inc.	17,000	506,430
WABCO Holdings, Inc.(1)	40,243	2,537,321
		11,206,225
MEDIA — 2.2%
CBS Corp., Class B	99,700	2,728,789
Focus Media Holding Ltd. ADR(1)	35,200	1,157,728
Imax Corp.(1)	26,300	498,648
		4,385,165
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	29,800	2,676,636
Walter Energy, Inc.	10,700	1,311,499
		3,988,135
MULTILINE RETAIL — 1.4%
Dollar Tree, Inc.(1)	41,650	2,758,480
OIL, GAS & CONSUMABLE FUELS — 4.8%
Brigham Exploration Co.(1)	72,100	2,292,780
Cabot Oil & Gas Corp.	26,700	1,977,936
Concho Resources, Inc.(1)	29,600	2,769,968
SandRidge Energy, Inc.(1)	236,600	2,725,632
		9,766,316
PHARMACEUTICALS — 1.2%
Questcor Pharmaceuticals, Inc.(1)	32,900	1,021,545
Shire plc	42,700	1,485,205
		2,506,750
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CB Richard Ellis Group, Inc., Class A(1)	95,000	2,071,000
Jones Lang LaSalle, Inc.	19,400	1,651,328
		3,722,328
ROAD & RAIL — 0.9%
Kansas City Southern(1)	30,700	1,822,045
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	30,900	1,263,192
ARM Holdings plc	285,100	2,732,988
Atmel Corp.(1)	82,200	994,620
Cavium, Inc.(1)	35,000	1,207,150
Cypress Semiconductor Corp.(1)	70,400	1,448,832
		7,646,782
SOFTWARE — 7.1%
Ariba, Inc.(1)	30,500	1,008,635
Check Point Software Technologies Ltd.(1)	53,400	3,078,510
Citrix Systems, Inc.(1)	35,300	2,543,012
Informatica Corp.(1)	28,000	1,431,640
NetSuite, Inc.(1)	26,900	1,054,749
Qlik Technologies, Inc.(1)	33,500	1,015,385
salesforce.com, inc.(1)	16,300	2,358,773
Solera Holdings, Inc.	35,900	2,006,092
		14,496,796
SPECIALTY RETAIL — 5.1%
O'Reilly Automotive, Inc.(1)	38,900	2,314,550
PetSmart, Inc.	56,410	2,426,758
Ulta Salon Cosmetics & Fragrance, Inc.(1)	48,700	3,069,561

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value

Williams-Sonoma, Inc.	68,600	$ 2,539,572
		10,350,441
TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Fossil, Inc.(1)	25,800	3,242,286
Lululemon Athletica, Inc.(1)	42,900	2,597,166
		5,839,452
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	59,600	2,005,540
WESCO International, Inc.(1)	25,200	1,277,388
		3,282,928
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
SBA Communications Corp., Class A(1)	41,502	1,584,132
TOTAL COMMON STOCKS
(Cost $158,867,251)		198,146,602
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $2,376,456), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $2,315,206)		2,315,185
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $2,302,090), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $2,257,321)		2,257,304
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,409,961), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $1,381,427)		1,381,418
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,953,907)		5,953,907
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $164,821,158)		204,100,509
OTHER ASSETS AND LIABILITIES — (0.1)%		(238,518)
TOTAL NET ASSETS — 100.0%		$203,861,991

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,703,285	GBP for USD	Bank of America	8/31/11	$2,795,033	$57
(Value on Settlement Date $2,795,090)

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	86.3%
Canada	3.9%
People's Republic of China	1.8
Israel	1.5
United Kingdom	1.4
Argentina	1.0
Ireland	0.7
Netherlands	0.6
Cash and Equivalents*	2.8
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$175,935,310	–	–
Foreign Common Stocks	17,993,099	$4,218,193	–
Temporary Cash Investments	–	5,953,907	–
Total Value of Investment Securities	$193,928,409	$10,172,100	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$57	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$165,408,526
Gross tax appreciation of investments	$41,786,445
Gross tax depreciation of investments	(3,094,462)
Net tax appreciation (depreciation) of investments	$38,691,983

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

July 31, 2011

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.5%
General Dynamics Corp.	523,100	$ 35,644,034
Rockwell Collins, Inc.	570,000	31,401,300
		67,045,334
AIR FREIGHT & LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	376,700	26,075,174
AUTO COMPONENTS — 1.0%
Johnson Controls, Inc.	519,600	19,199,220
BEVERAGES — 1.3%
Diageo plc	1,199,400	24,511,001
BIOTECHNOLOGY — 2.4%
Gilead Sciences, Inc.(1)	1,091,000	46,214,760
CAPITAL MARKETS — 1.5%
Franklin Resources, Inc.	221,300	28,096,248
CHEMICALS — 3.5%
Monsanto Co.	538,000	39,532,240
Potash Corp. of Saskatchewan, Inc.	480,900	27,800,829
		67,333,069
COMMUNICATIONS EQUIPMENT — 2.0%
QUALCOMM, Inc.	685,600	37,557,168
COMPUTERS & PERIPHERALS — 9.8%
Apple, Inc.(1)	352,000	137,448,960
EMC Corp.(1)	1,880,700	49,048,656
		186,497,616
DIVERSIFIED FINANCIAL SERVICES — 2.6%
CME Group, Inc.	65,300	18,884,107
Hong Kong Exchanges and Clearing Ltd.	592,500	12,232,013
JPMorgan Chase & Co.	430,900	17,429,905
		48,546,025
ELECTRICAL EQUIPMENT — 3.3%
ABB Ltd. ADR(1)	1,178,400	28,210,896
Emerson Electric Co.	712,700	34,986,443
		63,197,339
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Dolby Laboratories, Inc., Class A(1)	173,900	7,366,404
ENERGY EQUIPMENT & SERVICES — 6.4%
Diamond Offshore Drilling, Inc.	291,800	19,792,794
Halliburton Co.	710,100	38,863,773
National Oilwell Varco, Inc.	302,300	24,356,311
Schlumberger Ltd.	428,300	38,705,471
		121,718,349
FOOD & STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	596,500	46,676,125
SYSCO Corp.	709,600	21,706,664
		68,382,789
FOOD PRODUCTS — 2.2%
Hershey Co. (The)	301,700	17,027,948
Mead Johnson Nutrition Co.	339,000	24,194,430
		41,222,378

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Intuitive Surgical, Inc.(1)	58,000	$ 23,231,900
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Medco Health Solutions, Inc.(1)	700,115	44,023,231
UnitedHealth Group, Inc.	915,700	45,446,191
		89,469,422
HOTELS, RESTAURANTS & LEISURE — 2.4%
McDonald's Corp.	450,700	38,976,536
Peet's Coffee & Tea, Inc.(1)	104,400	6,096,960
		45,073,496
HOUSEHOLD DURABLES — 1.1%
Harman International Industries, Inc.	515,400	21,440,640
INSURANCE — 0.8%
Travelers Cos., Inc. (The)	274,300	15,122,159
INTERNET & CATALOG RETAIL — 3.6%
Amazon.com, Inc.(1)	173,400	38,584,968
Netflix, Inc.(1)	113,300	30,136,667
		68,721,635
INTERNET SOFTWARE & SERVICES — 6.1%
Baidu, Inc. ADR(1)	195,100	30,644,357
Google, Inc., Class A(1)	135,700	81,920,733
Responsys, Inc.(1)	175,200	2,552,664
		115,117,754
IT SERVICES — 4.9%
MasterCard, Inc., Class A	115,600	35,055,700
Teradata Corp.(1)	1,042,500	57,295,800
		92,351,500
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	598,900	23,692,484
MACHINERY — 2.7%
Graco, Inc.	161,700	7,103,481
Nordson Corp.	226,199	11,542,935
Parker Hannifin Corp.	411,700	32,532,534
		51,178,950
MEDIA — 0.3%
Walt Disney Co. (The)	145,700	5,626,934
METALS & MINING — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	461,200	24,425,152
Walter Energy, Inc.	26,100	3,199,077
		27,624,229
OIL, GAS & CONSUMABLE FUELS — 5.1%
Exxon Mobil Corp.	732,800	58,470,112
Occidental Petroleum Corp.	395,500	38,830,190
		97,300,302
PHARMACEUTICALS — 3.2%
Allergan, Inc.	453,800	36,898,478
Teva Pharmaceutical Industries Ltd. ADR	509,800	23,777,072
		60,675,550
PROFESSIONAL SERVICES — 0.7%
IHS, Inc., Class A(1)	114,400	8,430,136

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Verisk Analytics, Inc., Class A(1)	175,300	$ 5,837,490
		14,267,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Broadcom Corp., Class A(1)	368,900	13,675,123
Linear Technology Corp.	1,089,300	31,916,490
		45,591,613
SOFTWARE — 3.3%
Adobe Systems, Inc.(1)	546,400	15,146,208
Microsoft Corp.	376,000	10,302,400
Oracle Corp.	1,204,200	36,824,436
		62,273,044
SPECIALTY RETAIL — 2.2%
TJX Cos., Inc. (The)	749,500	41,447,350
TEXTILES, APPAREL & LUXURY GOODS — 4.8%
Coach, Inc.	817,300	52,764,888
Fossil, Inc.(1)	163,200	20,509,344
Hanesbrands, Inc.(1)	582,400	17,769,024
		91,043,256
TOBACCO — 2.1%
Philip Morris International, Inc.	559,700	39,833,849
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
American Tower Corp., Class A(1)	101,300	5,321,289
TOTAL COMMON STOCKS
(Cost $1,297,153,894)		1,889,367,856
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $2,104,430), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $2,050,192)		2,050,173
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $2,038,576), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $1,998,931)		1,998,916
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $1,248,567), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $1,223,299)		1,223,291
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,272,380)		5,272,380
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $1,302,426,274)		1,894,640,236
OTHER ASSETS AND LIABILITIES — 0.2%		3,576,459
TOTAL NET ASSETS — 100.0%		$1,898,216,695

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
12,195,499	GBP for USD	Bank of America	8/31/11	$20,012,407	$407
(Value on Settlement Date $20,012,814)

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Select – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,742,191,688	–	–
Foreign Common Stocks	110,433,154	$36,743,014	–
Temporary Cash Investments	–	5,272,380	–
Total Value of Investment Securities	$1,852,624,842	$42,015,394	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$407	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,305,843,668
Gross tax appreciation of investments	$602,729,558
Gross tax depreciation of investments	(13,932,990)
Net tax appreciation (depreciation) of investments	$588,796,568

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

July 31, 2011

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
Triumph Group, Inc.	106,302	$ 5,723,300
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	22,886	713,128
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	279,864	3,210,040
Amerigon, Inc.(1)	48,072	808,571
Tenneco, Inc.(1)	55,736	2,226,096
		6,244,707
BIOTECHNOLOGY — 3.7%
Acorda Therapeutics, Inc.(1)	32,569	924,960
Alkermes, Inc.(1)	72,729	1,253,848
ARIAD Pharmaceuticals, Inc.(1)	106,652	1,268,092
Cepheid, Inc.(1)	47,890	1,808,326
Cubist Pharmaceuticals, Inc.(1)	46,417	1,576,786
Exelixis, Inc.(1)	101,566	782,058
ImmunoGen, Inc.(1)	47,886	647,898
Incyte Corp. Ltd.(1)	69,754	1,216,510
InterMune, Inc.(1)	19,245	642,398
Ironwood Pharmaceuticals, Inc.(1)	39,641	592,633
Isis Pharmaceuticals, Inc.(1)	85,760	740,966
Momenta Pharmaceuticals, Inc.(1)	39,328	694,533
NPS Pharmaceuticals, Inc.(1)	70,328	679,369
Onyx Pharmaceuticals, Inc.(1)	48,647	1,604,378
PDL BioPharma, Inc.	102,854	636,666
Seattle Genetics, Inc.(1)	74,346	1,266,112
Theravance, Inc.(1)	46,901	1,002,743
		17,338,276
CAPITAL MARKETS — 0.9%
BGC Partners, Inc., Class A	64,600	529,074
HFF, Inc., Class A(1)	151,381	2,285,853
Triangle Capital Corp.	87,820	1,509,626
		4,324,553
CHEMICALS — 2.7%
Balchem Corp.	45,744	2,002,215
Calgon Carbon Corp.(1)	45,772	681,545
Flotek Industries, Inc.(1)	138,303	1,304,197
H.B. Fuller Co.	39,235	896,912
Intrepid Potash, Inc.(1)	46,720	1,553,440
NewMarket Corp.	7,376	1,209,812
OM Group, Inc.(1)	29,336	1,064,310
Solutia, Inc.(1)	130,026	2,787,757
TPC Group, Inc.(1)	29,951	1,202,533
		12,702,721
COMMERCIAL BANKS — 2.5%
Cathay General Bancorp.	134,397	1,862,742
Home Bancshares, Inc.	77,936	1,836,951
Pinnacle Financial Partners, Inc.(1)	119,692	1,825,303
Sandy Spring Bancorp, Inc.	27,126	484,742
Signature Bank(1)	43,586	2,578,548

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Texas Capital Bancshares, Inc.(1)	78,359	$ 2,141,551
West Coast Bancorp.(1)	65,913	1,073,064
		11,802,901
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Deluxe Corp.	73,386	1,727,506
G&K Services, Inc., Class A	48,707	1,659,448
Steelcase, Inc., Class A	254,380	2,525,993
Team, Inc.(1)	35,207	941,787
		6,854,734
COMMUNICATIONS EQUIPMENT — 1.5%
Acme Packet, Inc.(1)	35,666	2,101,441
Netgear, Inc.(1)	70,048	2,305,279
Riverbed Technology, Inc.(1)	25,141	719,787
ShoreTel, Inc.(1)	76,594	652,581
Sycamore Networks, Inc.	52,380	1,031,886
		6,810,974
COMPUTERS & PERIPHERALS — 0.3%
Synaptics, Inc.(1)	13,239	325,282
USA Technologies, Inc.(1)	609,572	1,231,336
		1,556,618
CONSUMER FINANCE — 1.6%
EZCORP, Inc., Class A(1)	106,385	3,540,493
World Acceptance Corp.(1)	59,975	3,821,607
		7,362,100
DIVERSIFIED CONSUMER SERVICES — 1.3%
K12, Inc.(1)	18,663	598,709
Sotheby's	71,070	3,009,815
Steiner Leisure, Ltd.(1)	50,147	2,438,147
		6,046,671
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Encore Capital Group, Inc.(1)	17,328	473,921
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc.(1)	169,995	662,980
Premiere Global Services, Inc.(1)	141,834	1,199,916
Vonage Holdings Corp.(1)	252,219	1,011,398
		2,874,294
ELECTRICAL EQUIPMENT — 0.2%
Franklin Electric Co., Inc.	22,518	982,911
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Cognex Corp.	114,171	3,876,105
FARO Technologies, Inc.(1)	14,077	573,779
KEMET Corp.(1)	202,911	2,475,514
Littelfuse, Inc.	88,822	4,537,916
Measurement Specialties, Inc.(1)	26,612	869,148
MTS Systems Corp.	22,104	871,119
		13,203,581
ENERGY EQUIPMENT & SERVICES — 4.4%
Basic Energy Services, Inc.(1)	157,354	5,096,696
Complete Production Services, Inc.(1)	137,633	5,351,171
Hornbeck Offshore Services, Inc.(1)	36,137	1,006,054
Matrix Service Co.(1)	68,554	955,643
Mitcham Industries, Inc.(1)	55,320	1,004,611

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Newpark Resources, Inc.(1)	107,880	$ 1,002,205
Pioneer Drilling Co.(1)	361,603	5,883,281
		20,299,661
FOOD & STAPLES RETAILING — 3.5%
Andersons, Inc. (The)	84,582	3,477,166
Pantry, Inc. (The)(1)	143,777	2,562,106
PriceSmart, Inc.	100,592	5,886,644
Spartan Stores, Inc.	53,413	943,274
Winn-Dixie Stores, Inc.(1)	392,239	3,522,306
		16,391,496
FOOD PRODUCTS — 0.8%
B&G Foods, Inc.	103,996	1,954,085
Omega Protein Corp.(1)	86,490	1,048,259
Sanderson Farms, Inc.	18,752	866,717
		3,869,061
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc.(1)	20,339	482,441
Align Technology, Inc.(1)	48,137	1,058,533
Arthrocare Corp.(1)	23,648	781,566
Cyberonics, Inc.(1)	23,956	650,166
DexCom, Inc.(1)	51,354	728,200
Haemonetics Corp.(1)	21,043	1,378,317
HeartWare International, Inc.(1)	9,214	612,178
Insulet Corp.(1)	37,543	738,095
Integra LifeSciences Holdings Corp.(1)	17,375	783,091
MAKO Surgical Corp.(1)	27,229	784,468
Masimo Corp.	42,606	1,183,595
Meridian Bioscience, Inc.	34,487	744,919
Neogen Corp.(1)	18,855	779,843
NuVasive, Inc.(1)	33,054	946,005
NxStage Medical, Inc.(1)	37,333	686,927
Orthofix International NV(1)	14,603	616,685
STERIS Corp.	46,760	1,636,132
Volcano Corp.(1)	42,945	1,348,902
West Pharmaceutical Services, Inc.	15,319	672,045
Zoll Medical Corp.(1)	17,406	1,212,502
		17,824,610
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Accretive Health, Inc.(1)	31,255	938,900
Air Methods Corp.(1)	8,658	606,926
Bio-Reference Labs, Inc.(1)	22,136	441,392
Centene Corp.(1)	24,181	793,379
Chemed Corp.	17,709	1,076,884
ExamWorks Group, Inc.(1)	21,309	466,241
Healthspring, Inc.(1)	28,597	1,173,621
HMS Holdings Corp.(1)	21,971	1,661,008
IPC The Hospitalist Co., Inc.(1)	11,969	541,358
Landauer, Inc.	8,359	471,865
MWI Veterinary Supply, Inc.(1)	10,023	892,648
Owens & Minor, Inc.	41,581	1,268,220
PSS World Medical, Inc.(1)	44,834	1,072,878

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
WellCare Health Plans, Inc.(1)	32,676	$ 1,432,843
		12,838,163
HEALTH CARE TECHNOLOGY — 0.9%
athenahealth, Inc.(1)	27,573	1,621,017
Computer Programs & Systems, Inc.	8,796	645,626
MedAssets, Inc.(1)	36,346	460,504
Quality Systems, Inc.	15,108	1,380,267
		4,107,414
HOTELS, RESTAURANTS & LEISURE — 1.1%
Ameristar Casinos, Inc.	48,538	1,077,544
Jack in the Box, Inc.(1)	60,791	1,381,171
Papa John's International, Inc.(1)	61,798	1,928,716
Ruth's Hospitality Group, Inc.(1)	158,656	912,272
		5,299,703
HOUSEHOLD DURABLES — 2.8%
Tempur-Pedic International, Inc.(1)	178,184	12,831,030
HOUSEHOLD PRODUCTS — 0.3%
Central Garden and Pet Co.(1)	135,307	1,209,644
INDUSTRIAL CONGLOMERATES — 0.9%
Raven Industries, Inc.	76,696	4,051,850
INSURANCE — 1.1%
AMERISAFE, Inc.(1)	100,445	2,160,572
Amtrust Financial Services, Inc.	128,852	2,991,943
		5,152,515
INTERNET & CATALOG RETAIL — 0.6%
priceline.com, Inc.(1)	4,675	2,513,514
Shutterfly, Inc.(1)	8,858	481,875
		2,995,389
INTERNET SOFTWARE & SERVICES — 5.1%
Ancestry.com, Inc.(1)	60,580	2,157,254
Dice Holdings, Inc.(1)	296,332	4,086,418
j2 Global Communications, Inc.(1)	22,323	596,917
Keynote Systems, Inc.	193,041	4,623,332
KIT Digital, Inc.(1)	42,041	489,777
Liquidity Services, Inc.(1)	40,476	978,710
Rackspace Hosting, Inc.(1)	39,892	1,595,680
SciQuest, Inc.(1)	16,599	282,681
Travelzoo, Inc.(1)	5,571	294,149
ValueClick, Inc.(1)	220,985	3,990,989
Vocus, Inc.(1)	141,506	4,042,826
Zix Corp.(1)	121,613	466,994
		23,605,727
IT SERVICES — 1.2%
ExlService Holdings, Inc.(1)	29,652	692,078
Heartland Payment Systems, Inc.	114,653	2,412,299
ManTech International Corp., Class A	14,788	603,350
MAXIMUS, Inc.	53,218	2,055,811
		5,763,538
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Polaris Industries, Inc.	56,234	6,666,541
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.(1)	32,270	656,694

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
PAREXEL International Corp.(1)	43,679	$ 896,730
Sequenom, Inc.(1)	65,083	459,486
		2,012,910
MACHINERY — 8.7%
Blount International, Inc.(1)	107,121	1,781,422
Cascade Corp.	32,498	1,624,575
CLARCOR, Inc.	84,266	3,712,760
EnPro Industries, Inc.(1)	35,314	1,632,919
Kadant, Inc.(1)	58,790	1,546,765
Lindsay Corp.	86,771	5,492,604
Middleby Corp.(1)	25,002	2,112,169
NACCO Industries, Inc., Class A	9,665	878,355
NN, Inc.(1)	143,552	1,691,043
Robbins & Myers, Inc.	85,665	4,132,480
Sauer-Danfoss, Inc.(1)	160,847	7,640,233
Titan International, Inc.	296,234	7,485,833
Twin Disc, Inc.	24,428	928,264
		40,659,422
MEDIA — 1.1%
MDC Partners, Inc., Class A	148,683	2,969,199
Sinclair Broadcast Group, Inc., Class A	194,313	1,925,642
		4,894,841
METALS & MINING — 2.9%
Allied Nevada Gold Corp.(1)	95,481	3,637,826
Globe Specialty Metals, Inc.	162,383	3,747,800
Haynes International, Inc.	37,956	2,377,564
Materion Corp.(1)	70,784	2,698,286
RTI International Metals, Inc.(1)	34,277	1,099,263
		13,560,739
OIL, GAS & CONSUMABLE FUELS — 5.5%
Berry Petroleum Co., Class A	46,478	2,665,513
Crosstex Energy LP	165,202	2,821,650
Goodrich Petroleum Corp.(1)	102,992	2,042,331
Gulfport Energy Corp.(1)	108,538	3,957,296
Rosetta Resources, Inc.(1)	61,320	3,174,536
Stone Energy Corp.(1)	91,114	2,957,561
W&T Offshore, Inc.	69,782	1,891,092
Western Refining, Inc.(1)	285,326	5,829,210
		25,339,189
PAPER & FOREST PRODUCTS — 1.6%
Buckeye Technologies, Inc.	142,434	3,830,050
KapStone Paper and Packaging Corp.(1)	224,564	3,500,953
		7,331,003
PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	30,306	607,332
Nu Skin Enterprises, Inc., Class A	43,171	1,620,639
Prestige Brands Holdings, Inc.(1)	97,768	1,194,725
		3,422,696
PHARMACEUTICALS — 1.9%
Auxilium Pharmaceuticals, Inc.(1)	37,568	704,024
Impax Laboratories, Inc.(1)	46,182	978,135
Jazz Pharmaceuticals, Inc.(1)	17,352	702,235

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Medicis Pharmaceutical Corp., Class A	38,694	$ 1,438,643
Nektar Therapeutics(1)	68,315	439,949
Par Pharmaceutical Cos., Inc.(1)	19,261	623,864
Questcor Pharmaceuticals, Inc.(1)	44,329	1,376,415
Salix Pharmaceuticals Ltd.(1)	45,170	1,751,693
VIVUS, Inc.(1)	71,167	584,281
		8,599,239
PROFESSIONAL SERVICES — 0.2%
Kelly Services, Inc., Class A(1)	62,215	973,665
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.6%
Ashford Hospitality Trust, Inc.	222,125	2,421,163
Education Realty Trust, Inc.	281,307	2,469,876
Home Properties, Inc.	29,670	1,943,978
Lexington Realty Trust	94,563	794,329
Medical Properties Trust, Inc.	320,576	3,769,974
Post Properties, Inc.	84,241	3,571,818
Sovran Self Storage, Inc.	40,115	1,626,663
		16,597,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Amtech Systems, Inc.(1)	16,178	290,395
Cavium, Inc.(1)	22,999	793,235
CEVA, Inc.(1)	77,972	2,356,314
Entegris, Inc.(1)	186,077	1,594,680
GT Solar International, Inc.(1)	272,012	3,710,244
Photronics, Inc.(1)	262,652	1,964,637
Skyworks Solutions, Inc.(1)	70,729	1,790,151
Ultratech, Inc.(1)	127,115	3,349,480
		15,849,136
SOFTWARE — 6.7%
ACI Worldwide, Inc.(1)	74,085	2,678,914
Actuate Corp.(1)	76,639	465,199
Allot Communications Ltd.(1)	93,298	1,382,676
Ariba, Inc.(1)	53,796	1,779,034
Callidus Software, Inc.(1)	65,665	337,518
Clicksoftware Technologies Ltd.	96,144	871,065
Fortinet, Inc.(1)	42,044	854,334
Glu Mobile, Inc.(1)	290,442	1,458,019
Interactive Intelligence Group, Inc.(1)	47,835	1,818,208
Kenexa Corp.(1)	186,836	4,777,397
Majesco Entertainment Co.(1)	302,571	741,299
Mitek Systems, Inc.(1)	121,649	1,152,016
Opnet Technologies, Inc.	40,339	1,384,031
Perfect World Co. Ltd. ADR(1)	115,115	2,278,126
PROS Holdings, Inc.(1)	105,768	1,726,134
Taleo Corp., Class A(1)	52,220	1,728,482
TIBCO Software, Inc.(1)	109,336	2,847,109
VASCO Data Security International, Inc.(1)	149,790	1,449,967
Websense, Inc.(1)	60,477	1,371,618
		31,101,146
SPECIALTY RETAIL — 3.9%
Cato Corp. (The), Class A	35,813	996,318
Charming Shoppes, Inc.(1)	179,687	736,717

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
DSW, Inc., Class A(1)	19,993	$ 1,059,229
Genesco, Inc.(1)	37,075	1,920,485
Hot Topic, Inc.	65,068	486,058
Lithia Motors, Inc., Class A	286,903	5,921,678
Tractor Supply Co.	73,526	4,846,834
Vitamin Shoppe, Inc.(1)	49,926	2,174,776
		18,142,095
TEXTILES, APPAREL & LUXURY GOODS — 3.7%
Crocs, Inc.(1)	90,692	2,841,380
Deckers Outdoor Corp.(1)	31,556	3,131,933
G-III Apparel Group Ltd.(1)	85,805	2,648,800
Iconix Brand Group, Inc.(1)	296,535	6,918,162
Oxford Industries, Inc.	46,243	1,811,801
		17,352,076
TRADING COMPANIES & DISTRIBUTORS — 2.3%
CAI International, Inc.(1)	52,743	925,639
DXP Enterprises, Inc.(1)	44,404	1,207,345
Rush Enterprises, Inc., Class A(1)	43,703	873,623
Titan Machinery, Inc.(1)	151,739	4,007,427
United Rentals, Inc.(1)	154,071	3,545,174
		10,559,208
TOTAL COMMON STOCKS
(Cost $357,567,733)		464,316,898
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $314,936), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $306,819)		306,816
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $305,081), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $299,148)		299,146
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $186,853), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $183,072)		183,071
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $789,033)		789,033
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $358,356,766)		465,105,931
OTHER ASSETS AND LIABILITIES — 0.1%		368,544
TOTAL NET ASSETS — 100.0%		$465,474,475

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations
The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Small Cap Growth – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$464,316,898	–	–
Temporary Cash Investments	–	$789,033	–
Total Value of Investment Securities	$464,316,898	$789,033	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$360,252,552
Gross tax appreciation of investments	$114,063,287
Gross tax depreciation of investments	(9,209,908)
Net tax appreciation (depreciation) of investments	$104,853,379

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

July 31, 2011

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	1,539,583	$ 104,907,185
AUTO COMPONENTS — 0.5%
Gentex Corp.	1,077,000	30,522,180
BEVERAGES — 1.0%
Coca-Cola Co. (The)	949,000	64,541,490
BIOTECHNOLOGY — 4.0%
Alexion Pharmaceuticals, Inc.(1)	674,000	38,283,200
Celgene Corp.(1)	1,202,000	71,278,600
Gilead Sciences, Inc.(1)	3,522,000	149,191,920
		258,753,720
CHEMICALS — 4.4%
Monsanto Co.	1,550,000	113,894,000
Nalco Holding Co.	2,020,000	71,407,000
Potash Corp. of Saskatchewan, Inc.	1,356,000	78,390,360
RPM International, Inc.	1,107,000	23,335,560
		287,026,920
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	2,057,000	32,850,290
QUALCOMM, Inc.	2,538,000	139,031,640
		171,881,930
COMPUTERS & PERIPHERALS — 8.8%
Apple, Inc.(1)	1,201,000	468,966,480
EMC Corp.(1)	3,843,000	100,225,440
		569,191,920
CONSUMER FINANCE — 1.0%
American Express Co.	1,341,000	67,103,640
DIVERSIFIED FINANCIAL SERVICES — 2.1%
CME Group, Inc.	270,000	78,081,300
JPMorgan Chase & Co.	1,500,000	60,675,000
		138,756,300
ELECTRICAL EQUIPMENT — 5.2%
ABB Ltd.(1)	1,756,000	42,346,585
ABB Ltd. ADR(1)	2,390,000	57,216,600
Cooper Industries plc	1,317,000	68,892,270
Emerson Electric Co.	2,221,000	109,028,890
Polypore International, Inc.(1)	858,673	58,389,764
		335,874,109
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Dolby Laboratories, Inc., Class A(1)	752,000	31,854,720
ENERGY EQUIPMENT & SERVICES — 3.0%
Core Laboratories NV	215,000	23,366,200
Schlumberger Ltd.	1,911,000	172,697,070
		196,063,270
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	1,612,000	126,139,000
FOOD PRODUCTS — 2.9%
Hershey Co. (The)	994,000	56,101,360
Mead Johnson Nutrition Co.	731,000	52,171,470

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Nestle SA	1,207,000	$ 77,062,131
		185,334,961
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
HeartWare International, Inc.(1)	146,000	9,700,240
Intuitive Surgical, Inc.(1)	275,000	110,151,250
St. Jude Medical, Inc.	1,276,000	59,334,000
Varian Medical Systems, Inc.(1)	684,000	42,927,840
		222,113,330
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Express Scripts, Inc.(1)	2,643,000	143,409,180
Medco Health Solutions, Inc.(1)	175,899	11,060,529
UnitedHealth Group, Inc.	1,803,000	89,482,890
		243,952,599
HOTELS, RESTAURANTS & LEISURE — 3.9%
Chipotle Mexican Grill, Inc.(1)	114,000	37,002,120
McDonald's Corp.	1,651,000	142,778,480
Starbucks Corp.	1,828,000	73,284,520
		253,065,120
INSURANCE — 1.3%
MetLife, Inc.	2,066,000	85,139,860
INTERNET & CATALOG RETAIL — 4.5%
Amazon.com, Inc.(1)	883,000	196,485,160
Netflix, Inc.(1)	368,000	97,884,320
		294,369,480
INTERNET SOFTWARE & SERVICES — 6.3%
Baidu, Inc. ADR(1)	505,000	79,320,350
Google, Inc., Class A(1)	469,000	283,130,610
Tencent Holdings Ltd.	1,835,000	47,748,260
		410,199,220
IT SERVICES — 1.9%
MasterCard, Inc., Class A	301,000	91,278,250
Teradata Corp.(1)	628,000	34,514,880
		125,793,130
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Hasbro, Inc.	1,456,000	57,599,360
MACHINERY — 5.8%
Cummins, Inc.	575,000	60,306,000
Donaldson Co., Inc.	513,000	28,409,940
Joy Global, Inc.	1,253,000	117,681,760
Parker Hannifin Corp.	1,062,000	83,919,240
WABCO Holdings, Inc.(1)	894,000	56,366,700
Wabtec Corp.	441,000	28,453,320
		375,136,960
METALS & MINING — 2.0%
BHP Billiton Ltd. ADR	479,000	43,852,450
Freeport-McMoRan Copper & Gold, Inc.	1,638,000	86,748,480
		130,600,930
OIL, GAS & CONSUMABLE FUELS — 7.1%
Cimarex Energy Co.	430,000	37,891,600
EOG Resources, Inc.	601,000	61,302,000
Exxon Mobil Corp.	2,060,000	164,367,400
Newfield Exploration Co.(1)	964,000	64,992,880

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Occidental Petroleum Corp.	1,058,000	$ 103,874,440
Southwestern Energy Co.(1)	639,000	28,473,840
		460,902,160
PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. (The), Class A	536,000	56,231,760
PHARMACEUTICALS — 1.5%
Teva Pharmaceutical Industries Ltd. ADR	2,074,000	96,731,360
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Altera Corp.	1,905,000	77,876,400
Linear Technology Corp.	2,441,000	71,521,300
Microchip Technology, Inc.	1,721,000	58,083,750
		207,481,450
SOFTWARE — 6.2%
Adobe Systems, Inc.(1)	1,952,000	54,109,440
Electronic Arts, Inc.(1)	4,199,000	93,427,750
Microsoft Corp.	1,292,000	35,400,800
NetSuite, Inc.(1)	500,000	19,605,000
Oracle Corp.	4,052,000	123,910,160
salesforce.com, inc.(1)	105,000	15,194,550
VMware, Inc., Class A(1)	583,000	58,498,220
		400,145,920
SPECIALTY RETAIL — 4.0%
O'Reilly Automotive, Inc.(1)	763,000	45,398,500
Tiffany & Co.	1,455,000	115,803,450
TJX Cos., Inc. (The)	1,733,000	95,834,900
		257,036,850
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
NIKE, Inc., Class B	1,010,000	91,051,500
TOBACCO — 2.2%
Philip Morris International, Inc.	2,055,000	146,254,350
TOTAL COMMON STOCKS
(Cost $4,032,325,251)		6,481,756,684
TEMPORARY CASH INVESTMENTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	49,301	49,301
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $6,192,806), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $6,033,190)		6,033,135
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $5,999,016), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $5,882,351)		5,882,307
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $3,674,217), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $3,599,860)		3,599,836
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $15,564,579)		15,564,579
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $4,047,889,830)		6,497,321,263
OTHER ASSETS AND LIABILITIES(2)		(3,080,735)
TOTAL NET ASSETS — 100.0%		$6,494,240,528

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
78,206,280	CHF for USD	Credit Suisse First Boston	8/31/11	$99,415,185	$(2,018,918)
(Value on Settlement Date $97,396,267)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators..

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Ultra – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,935,722,388	–	–
Foreign Common Stocks	378,877,320	$167,156,976	–
Temporary Cash Investments	49,301	15,515,278	–
Total Value of Investment Securities	$6,314,649,009	$182,672,254	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(2,018,918)	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,106,636,998
Gross tax appreciation of investments	$2,436,326,135
Gross tax depreciation of investments	(45,641,870)
Net tax appreciation (depreciation) of investments	$2,390,684,265

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

July 31, 2011

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Lockheed Martin Corp.	10,877	$ 823,715
BEVERAGES — 2.2%
Coca-Cola Co. (The)	12,999	884,062
Dr Pepper Snapple Group, Inc.	21,805	823,357
		1,707,419
CHEMICALS — 1.0%
Braskem SA ADR	30,778	746,982
Flotek Industries, Inc.(1)	3,124	29,459
		776,441
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Intersections, Inc.	11,116	215,873
Pitney Bowes, Inc.	36,027	776,382
		992,255
COMMUNICATIONS EQUIPMENT — 0.2%
Comtech Telecommunications Corp.	6,724	181,212
CONTAINERS & PACKAGING — 1.1%
Greif, Inc., Class A	13,731	838,278
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
TELUS Corp.	16,420	864,841
Windstream Corp.	60,503	738,742
		1,603,583
ELECTRIC UTILITIES — 0.3%
Northeast Utilities	5,946	202,164
PPL Corp.	381	10,630
		212,794
ELECTRICAL EQUIPMENT — 1.0%
ABB Ltd. ADR(1)	32,733	783,628
FOOD & STAPLES RETAILING — 8.2%
Casey's General Stores, Inc.	17,688	795,960
CVS Caremark Corp.	22,058	801,808
Kroger Co. (The)	36,384	904,870
Safeway, Inc.	39,133	789,313
Spartan Stores, Inc.	31,087	548,996
Walgreen Co.	24,000	936,960
Wal-Mart Stores, Inc.	31,500	1,660,365
		6,438,272
FOOD PRODUCTS — 1.8%
Hormel Foods Corp.	48,518	1,405,566
GAS UTILITIES — 3.9%
AGL Resources, Inc.	20,003	816,122
Atmos Energy Corp.	26,500	885,895
UGI Corp.	44,000	1,333,200
		3,035,217
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	16,009	931,244
Becton, Dickinson & Co.	9,817	820,799
		1,752,043

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 8.8%
BioScrip, Inc.(1)	123,746	$ 888,497
Cardinal Health, Inc.	20,758	908,370
Ensign Group, Inc. (The)	28,693	814,881
Humana, Inc.	17,000	1,267,860
LifePoint Hospitals, Inc.(1)	11,872	440,451
McKesson Corp.	9,951	807,225
Molina Healthcare, Inc.(1)	34,138	773,226
UnitedHealth Group, Inc.	20,000	992,600
		6,893,110
HOTELS, RESTAURANTS & LEISURE — 3.0%
Choice Hotels International, Inc.	24,540	748,225
McDonald's Corp.	10,853	938,567
Papa John's International, Inc.(1)	20,495	639,649
		2,326,441
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Constellation Energy Group, Inc.	10,567	410,317
INSURANCE — 4.4%
Alterra Capital Holdings Ltd.	36,252	789,931
Maiden Holdings Ltd.	88,816	823,324
RLI Corp.	1,492	94,220
Torchmark Corp.	22,500	908,775
Tower Group, Inc.	34,974	799,506
		3,415,756
INTERNET & CATALOG RETAIL — 1.1%
HSN, Inc.(1)	25,839	844,677
INTERNET SOFTWARE & SERVICES — 1.0%
j2 Global Communications, Inc.(1)	30,000	802,200
IT SERVICES — 3.9%
Accenture plc, Class A	4,608	272,517
Broadridge Financial Solutions, Inc.	34,541	796,516
DST Systems, Inc.	17,525	897,105
International Business Machines Corp.	4,531	823,962
Western Union Co. (The)	11,535	223,894
		3,013,994
MACHINERY — 1.0%
Parker Hannifin Corp.	9,657	763,096
MEDIA — 1.3%
Cablevision Systems Corp., Class A	31,502	767,389
Washington Post Co. (The), Class B	590	237,357
		1,004,746
MULTI-UTILITIES — 5.7%
CenterPoint Energy, Inc.	110,000	2,153,800
CMS Energy Corp.	32,573	623,447
DTE Energy Co.	16,762	835,418
Integrys Energy Group, Inc.	16,030	804,866
NiSource, Inc.	3,849	77,480
Sempra Energy	24	1,217
		4,496,228
OIL, GAS & CONSUMABLE FUELS — 21.4%
Atlas Energy LP	18,882	472,239
Buckeye Partners LP	13,500	849,690

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
ConocoPhillips	10,955	$ 788,650
Crosstex Energy LP	44,881	766,568
El Paso Pipeline Partners LP	23,514	827,223
Energy Transfer Equity LP	19,610	810,481
Enterprise Products Partners LP	20,514	853,177
EXCO Resources, Inc.	41,372	658,229
Genesis Energy, LP	31,563	816,850
Lukoil OAO ADR	12,093	812,045
Magellan Midstream Partners LP	14,013	827,047
Marathon Oil Corp.	25,637	793,978
NuStar Energy LP	24,500	1,543,745
Plains All American Pipeline LP	13,419	834,393
Royal Dutch Shell plc A Shares ADR	11,869	873,084
Spectra Energy Partners LP	25,972	772,407
Targa Resources Partners LP	25,957	893,700
TC PipeLines LP	18,179	808,238
Teekay Offshore Partners LP	30,500	872,605
YPF SA ADR	19,569	833,052
		16,707,401
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	12,215	362,785
PHARMACEUTICALS — 3.5%
Abbott Laboratories	17,218	883,628
AstraZeneca plc ADR	18,362	890,740
Eli Lilly & Co.	25,000	957,500
		2,731,868
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
MFA Financial, Inc.	103,054	771,875
Rayonier, Inc.	15,000	966,750
Realty Income Corp.	24,770	804,034
		2,542,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Analog Devices, Inc.	22,500	774,000
Intel Corp.	37,532	838,090
Texas Instruments, Inc.	25,500	758,625
		2,370,715
SOFTWARE — 1.0%
Giant Interative Group, Inc. ADR	101,097	777,436
SPECIALTY RETAIL — 1.6%
Children's Place Retail Stores, Inc. (The)(1)	18,038	871,596
Destination Maternity Corp.	22,107	362,997
		1,234,593
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Gildan Activewear, Inc.	5,572	167,160
TOBACCO — 2.3%
Imperial Tobacco Group plc ADR	11,400	788,766
Lorillard, Inc.	1,266	134,474
Philip Morris International, Inc.	12,388	881,654
		1,804,894
WIRELESS TELECOMMUNICATION SERVICES — 6.1%
Cellcom Israel Ltd.	31,086	818,494
NTT DoCoMo, Inc. ADR	47,739	885,081

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Philippine Long Distance Telephone Co. ADR	14,948	$ 846,057
Telephone & Data Systems, Inc.	24,802	703,385
United States Cellular Corp.(1)	34,500	1,524,555
		4,777,572
TOTAL COMMON STOCKS
(Cost $78,149,548)		77,998,071
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $156,405), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $152,373)		152,372
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/13/12, valued at $151,510), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $148,564)		148,563
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $92,795), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $90,918)		90,917
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $391,852)		391,852
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $78,541,400)		78,389,923
OTHER ASSETS AND LIABILITIES — (0.3)%		(221,113)
TOTAL NET ASSETS — 100.0%		$78,168,810

Geographic Diversification
(as a % of net assets)
United States	83.3%
United Kingdom	2.2%
Bermuda	2.1%
Canada	1.3%
Japan	1.1%
Netherlands	1.1%
Bahamas	1.1%
Philippines	1.1%
Argentina	1.1%
Israel	1.0%
Russian Federation	1.0%
Switzerland	1.0%
People's Republic of China	1.0%
Brazil	1.0%
Ireland	0.4%
Cash and Equivalents*	0.2%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators..

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$65,152,328	–	–
Foreign Common Stocks	12,845,743	–	–
Temporary Cash Investments	–	$391,852	–
Total Value of Investment Securities	$77,998,071	$391,852	–

Veedot – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$78,561,045
Gross tax appreciation of investments	$2,751,801
Gross tax depreciation of investments	(2,922,923)
Net tax appreciation (depreciation) of investments	$(171,122)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

July 31, 2011

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.3%
AEROSPACE & DEFENSE — 3.9%
BE Aerospace, Inc.(1)	977,000	$ 38,884,600
TransDigm Group, Inc.(1)	353,000	31,794,710
		70,679,310
AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	120,000	7,334,400
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	281,890	22,444,082
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	236,000	10,240,040
BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	545,000	30,956,000
Vertex Pharmaceuticals, Inc.(1)	192,000	9,957,120
		40,913,120
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.(1)	114,000	11,893,620
American Capital Ltd.(1)	1,323,000	12,793,410
KKR & Co. LP	674,000	9,874,100
		34,561,130
CHEMICALS — 2.3%
Albemarle Corp.	431,000	28,695,980
International Flavors & Fragrances, Inc.	221,000	13,518,570
		42,214,550
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	244,000	20,037,280
COMMUNICATIONS EQUIPMENT — 1.3%
Aruba Networks, Inc.(1)	328,000	7,527,600
Polycom, Inc.(1)	621,000	16,785,630
		24,313,230
CONSTRUCTION & ENGINEERING — 0.7%
KBR, Inc.	376,000	13,404,400
CONSUMER FINANCE — 1.3%
Discover Financial Services	884,000	22,639,240
CONTAINERS & PACKAGING — 1.2%
Crown Holdings, Inc.(1)	588,000	22,585,080
DIVERSIFIED CONSUMER SERVICES — 0.7%
Weight Watchers International, Inc.	176,000	13,585,440
ELECTRICAL EQUIPMENT — 1.6%
Polypore International, Inc.(1)	288,000	19,584,000
Rockwell Automation, Inc.	143,000	10,261,680
		29,845,680
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
IPG Photonics Corp.(1)	133,000	8,005,270
Trimble Navigation Ltd.(1)	240,000	8,539,200
		16,544,470
ENERGY EQUIPMENT & SERVICES — 4.9%
Atwood Oceanics, Inc.(1)	203,000	9,480,100
CARBO Ceramics, Inc.	85,000	13,265,950
Core Laboratories NV	105,000	11,411,400

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
National Oilwell Varco, Inc.	671,000	$ 54,062,470
		88,219,920
FOOD & STAPLES RETAILING — 2.7%
Whole Foods Market, Inc.	735,000	49,024,500
FOOD PRODUCTS — 2.2%
Green Mountain Coffee Roasters, Inc.(1)	120,000	12,474,000
J.M. Smucker Co. (The)	135,000	10,519,200
Mead Johnson Nutrition Co.	235,000	16,771,950
		39,765,150
HEALTH CARE EQUIPMENT & SUPPLIES — 4.8%
C.R. Bard, Inc.	183,000	18,058,440
Cooper Cos., Inc. (The)	235,000	17,975,150
Edwards Lifesciences Corp.(1)	106,000	7,563,100
MAKO Surgical Corp.(1)	294,000	8,470,140
Mettler-Toledo International, Inc.(1)	122,000	18,886,820
Varian Medical Systems, Inc.(1)	244,000	15,313,440
		86,267,090
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Catalyst Health Solutions, Inc.(1)	142,000	9,305,260
HEALTH CARE TECHNOLOGY — 2.4%
SXC Health Solutions Corp.(1)	694,000	43,812,220
HOTELS, RESTAURANTS & LEISURE — 2.9%
Arcos Dorados Holdings, Inc., Class A	419,000	9,829,740
Chipotle Mexican Grill, Inc.(1)	78,000	25,317,240
Panera Bread Co., Class A(1)	147,000	16,950,570
		52,097,550
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	499,000	20,129,660
INTERNET & CATALOG RETAIL — 4.2%
Netflix, Inc.(1)	186,000	49,474,140
priceline.com, Inc.(1)	51,000	27,420,150
		76,894,290
INTERNET SOFTWARE & SERVICES — 2.4%
Baidu, Inc. ADR(1)	135,000	21,204,450
MercadoLibre, Inc.	107,000	8,497,940
VeriSign, Inc.	426,000	13,295,460
		42,997,850
IT SERVICES — 4.2%
Alliance Data Systems Corp.(1)	244,000	23,994,960
Cognizant Technology Solutions Corp., Class A(1)	224,000	15,650,880
Teradata Corp.(1)	498,000	27,370,080
VeriFone Systems, Inc.(1)	220,000	8,661,400
		75,677,320
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.(1)	260,000	10,961,600
Illumina, Inc.(1)	313,000	19,546,850
Waters Corp.(1)	164,000	14,413,960
		44,922,410
MACHINERY — 5.5%
AGCO Corp.(1)	496,000	23,520,320
Cummins, Inc.	89,000	9,334,320
Joy Global, Inc.	284,000	26,673,280

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Titan International, Inc.	514,000	$ 12,988,780
Trinity Industries, Inc.	151,000	4,498,290
WABCO Holdings, Inc.(1)	358,000	22,571,900
		99,586,890
MEDIA — 2.2%
CBS Corp., Class B	886,000	24,249,820
Focus Media Holding Ltd. ADR(1)	313,000	10,294,570
Imax Corp.(1)	234,000	4,436,640
		38,981,030
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	265,000	23,802,300
Walter Energy, Inc.	95,000	11,644,150
		35,446,450
MULTILINE RETAIL — 1.4%
Dollar Tree, Inc.(1)	370,000	24,505,100
OIL, GAS & CONSUMABLE FUELS — 4.8%
Brigham Exploration Co.(1)	641,000	20,383,800
Cabot Oil & Gas Corp.	237,000	17,556,960
Concho Resources, Inc.(1)	263,000	24,611,540
SandRidge Energy, Inc.(1)	2,103,000	24,226,560
		86,778,860
PHARMACEUTICALS — 1.2%
Questcor Pharmaceuticals, Inc.(1)	292,000	9,066,600
Shire plc	381,000	13,252,066
		22,318,666
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CB Richard Ellis Group, Inc., Class A(1)	844,000	18,399,200
Jones Lang LaSalle, Inc.	172,000	14,640,640
		33,039,840
ROAD & RAIL — 0.9%
Kansas City Southern(1)	273,000	16,202,550
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	275,000	11,242,000
ARM Holdings plc	2,552,000	24,463,645
Atmel Corp.(1)	731,000	8,845,100
Cavium, Inc.(1)	311,000	10,726,390
Cypress Semiconductor Corp.(1)	626,000	12,883,080
		68,160,215
SOFTWARE — 7.1%
Ariba, Inc.(1)	271,000	8,961,970
Check Point Software Technologies Ltd.(1)	475,000	27,383,750
Citrix Systems, Inc.(1)	314,000	22,620,560
Informatica Corp.(1)	249,000	12,731,370
NetSuite, Inc.(1)	239,000	9,371,190
Qlik Technologies, Inc.(1)	298,000	9,032,380
salesforce.com, inc.(1)	145,000	20,982,950
Solera Holdings, Inc.	319,000	17,825,720
		128,909,890
SPECIALTY RETAIL — 5.1%
O'Reilly Automotive, Inc.(1)	346,000	20,587,000
PetSmart, Inc.	501,000	21,553,020
Ulta Salon Cosmetics & Fragrance, Inc.(1)	433,000	27,291,990

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)
Shares	Value
Williams-Sonoma, Inc.	610,000	$ 22,582,200
		92,014,210
TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Fossil, Inc.(1)	229,000	28,778,430
Lululemon Athletica, Inc.(1)	381,000	23,065,740
		51,844,170
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	530,000	17,834,500
WESCO International, Inc.(1)	224,000	11,354,560
		29,189,060
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
SBA Communications Corp., Class A(1)	369,000	14,084,730
TOTAL COMMON STOCKS
(Cost $1,342,659,419)		1,761,516,333
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/18, valued at $16,296,238), in a joint trading account at 0.11%, dated 7/29/11, due 8/1/11 (Delivery value $15,876,228)		15,876,082
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/12, valued at $15,786,284), in a joint trading account at 0.09%, dated 7/29/11, due 8/1/11 (Delivery value $15,479,281)		15,479,165
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $9,668,623), in a joint trading account at 0.08%, dated 7/29/11, due 8/1/11 (Delivery value $9,472,955)		9,472,892
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $40,828,139)		40,828,139
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $1,383,487,558)		1,802,344,472
OTHER ASSETS AND LIABILITIES — 0.4%		7,281,588
TOTAL NET ASSETS — 100.0%		$1,809,626,060

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
15,230,176	GBP for USD	Bank of America	8/31/11	$24,992,211	$508
(Value on Settlement Date $24,992,719)

Geographic Diversification
(as a % of net assets)
United States	86.4%
Canada	3.9%
People's Republic of China	1.8%
Israel	1.5%
United Kingdom	1.4%
Argentina	1.0%
Ireland	0.7%
Netherlands	0.6%
Cash and Equivalents*	2.7%
* Includes temporary cash investments and other assets and liabilities.

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Vista – Schedule of Investments

JULY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,563,864,172	–	–
Foreign Common Stocks	159,936,450	$37,715,711	–
Temporary Cash Investments	–	40,828,139	–
Total Value of Investment Securities	$1,723,800,622	$78,543,850	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$508	–

3. Federal Tax Information

As of July 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,387,770,401
Gross tax appreciation of investments	$441,908,769
Gross tax depreciation of investments	(27,334,698)
Net tax appreciation (depreciation) of investments	$414,574,071

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2011